Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 177.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.4%
Amsurg
TBD% due 04/28/2028 «		$127,109	$96,174
16.394% due 04/29/2027		88,763	105,850
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		13,878	13,878
AP Core Holdings LLC 10.931% due 09/01/2027		2,814	2,747
Applegreen Ireland
7.205% (EUR003M + 3.250%) due 06/29/2026 «~	EUR	8,804	8,732
8.436% due 06/29/2026 «	GBP	2,500	2,865
Carnival Corp. 7.608% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	2,433	2,584
CIRCOR International, Inc.
TBD% due 06/20/2029 «		$1,066	1,065
TBD% due 06/20/2030 «		10,545	10,553
Comexposium
1.138% - 4.414% (EUR012M + 3.250%) due 03/28/2025 ~	EUR	7,874	7,190
4.969% (EUR012M + 4.000%) due 03/28/2026 ~		64,126	58,560
Coreweave 1.000% - 14.130% due 07/31/2028 «µ		$23,500	23,089
Diamond Sports Group LLC TBD% - 15.412% due 05/25/2026		68,230	35,480
Encina Private Credit LLC TBD% - 9.587% due 11/30/2025 «µ		3,506	3,369
Espai Barca Fondo De Titulizacion 11.500% due 05/31/2028 «	EUR	23,850	25,014
Forbes Energy Services LLC TBD% due 12/31/2023 «		$2,666	0
Gateway Casinos & Entertainment Ltd.
13.496% due 10/15/2027		48,696	48,871
13.498% due 10/18/2027	CAD	19,303	14,263
Gibson Brands, Inc. 10.570% due 08/11/2028		$3,341	2,806
GIP Blue Holding LP 9.931% due 09/29/2028		3	3
Incora TBD% - 13.917% due 03/01/2024 «		50,319	52,015
Intelsat Jackson Holdings SA 9.772% due 02/01/2029		31,247	31,217
Ivanti Software, Inc. 9.758% due 12/01/2027		25,445	22,089
Lealand Finance Co. BV 8.431% due 06/28/2024 «		385	279
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (d)		5,903	3,288
LifeMiles Ltd. 10.934% due 08/30/2026		12,625	12,393
Market Bidco Ltd.
8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	22,200	22,089
10.144% due 11/04/2027	GBP	22,219	26,321
Mediapro 11.472% (EUR003M + 7.500%) due 07/29/2027 «~	EUR	29,601	31,609
MPH Acquisition Holdings LLC 9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		$9,800	9,261
NAC Aviation 29 DAC 7.501% due 06/30/2026		4,826	4,520
Naked Juice LLC 11.490% due 01/24/2030		1,300	1,067
Oi SA
TBD% - 14.000% due 09/07/2024 µ		27,591	27,591
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		3,128	214
Poseidon Bidco SASU 9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~	EUR	51,900	55,008
Preylock Reitman Santa Cruz Mezz LLC 11.026 - 11.039%% due 11/09/2023 «(k)		$37,100	36,515
Profrac Services LLC 12.753% - 12.902% due 03/04/2025		84,772	85,090
Project Anfora Senior 6.409% (EUR003M + 2.750%) due 10/01/2026 «~(k)	EUR	33,540	34,261
Project Quasar Pledgco SLU 6.925% (EUR001M + 3.250%) due 03/15/2026 «~		16,791	17,159
Promotora de Informaciones SA
8.655% (EUR003M + 4.970%) due 06/30/2026 «~		15,200	16,030

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

8.905% (EUR003M + 5.220%) due 12/31/2026 ~		110,716	111,983
Promotora de Informaciones SA (6.655% Cash and 5.000% PIK) 11.655% (EUR003M + 2.970%) due 06/30/2027 «~(d)		11,010	10,593
PUG LLC 9.566% - 9.681% due 02/12/2027 «		$1,470	1,400
Quantum Bidco Ltd. 10.933% due 01/31/2028	GBP	16,500	18,420
Radiate Holdco LLC 8.681% due 09/25/2026		$20,355	16,726
RegionalCare Hospital Partners Holdings, Inc. 9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		243	243
Republic of Cote d'lvoire 9.066% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	800	820
Rising Tide Holdings, Inc. 1.000% due 06/01/2026		$158	153
SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	16,134
10.869% due 03/29/2030		$25,174	23,495
Softbank Vision Fund 5.000% due 12/21/2025 «		27,815	26,005
Steenbok Lux Finco 1 SARL
10.000% due 06/30/2026	EUR	48,669	16,627
10.000% (EUR003M + 5.000%) due 06/30/2026 «~		291	310
10.000% (EUR006M + 10.000%) due 06/01/2030 ~		194	207
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026		125,806	60,122
Sunseeker TBD% due 10/31/2028 «		$25,100	23,837
Syniverse Holdings, Inc. 12.390% due 05/13/2027		112,477	99,672
Team Health Holdings, Inc. 8.181% (LIBOR01M + 2.750%) due 02/06/2024 ~		62,447	61,152
Telemar Norte Leste SA
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		41,251	2,823
1.750% due 02/26/2035		38,115	2,608
TexGen Power LLC 12.410% (LIBOR03M + 6.850%) due 10/08/2026 «~		42,002	42,212
U.S. Renal Care, Inc. 10.607% due 06/20/2028		87,688	58,751
Veritas U.S., Inc. 10.431% due 09/01/2025		12,925	11,273
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		9,636	7,227
Windstream Services LLC
9.416% due 02/23/2027		46,280	45,817
11.666% due 09/21/2027		14,126	13,646

Total Loan Participations and Assignments (Cost $1,774,391)			1,623,365

CORPORATE BONDS & NOTES 26.6%
BANKING & FINANCE 9.2%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (d)(m)	EUR	27,533	31,114
ADLER Real Estate AG 3.000% due 04/27/2026 (m)		10,700	8,779
Agps Bondco PLC
4.250% due 07/31/2025 ^(e)(m)		600	480
4.625% due 01/14/2026 ^(e)(m)		23,400	10,357
5.000% due 04/27/2027 ^(e)(m)		14,600	5,333
5.000% due 01/14/2029 ^(e)(m)		400	129
5.500% due 11/13/2026 ^(e)(m)		2,700	1,151
6.000% due 08/05/2025 ^(e)(m)		11,900	5,519
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		$185	267
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		5,100	4,444
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (m)	EUR	28,732	27,249
2.625% due 04/28/2025 (m)		27,530	27,334
7.677% due 01/18/2028 •(m)		33,989	32,173
8.000% due 01/22/2030 •(m)		8,451	8,501
8.500% due 09/10/2030 •(m)		4,762	4,788
10.500% due 07/23/2029 (m)		23,185	24,761
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	6,500	1,656
Barclays PLC
6.490% due 09/13/2029 •(m)		$600	595
6.692% due 09/13/2034 •(m)		2,000	1,954
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	10,000	8,984
Brandywine Operating Partnership LP
3.950% due 11/15/2027		$100	83
7.800% due 03/15/2028		100	93

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		400	31
4.450% due 08/17/2026 ^(e)		300	22
5.250% due 05/13/2026 ^(e)		200	16
Claveau Re Ltd. 22.696% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(m)		7,350	3,234
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 ^(d)(e)	EUR	281	200
Corestate Capital Holding SA (Cash 10.000% or 11.000% PIK) 10.000% due 12/31/2026 «(d)		400	423
Corsair International Ltd.
8.802% due 01/28/2027 •		4,900	5,142
9.152% due 01/28/2029 •		2,100	2,198
Cosaint Re Pte. Ltd. 15.286% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$600	522
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		200	14
3.125% due 10/22/2025		1,200	82
3.875% due 10/22/2030 (m)		800	51
4.800% due 08/06/2030		200	13
6.150% due 09/17/2025		1,000	71
8.000% due 01/27/2024		200	18
Credit Suisse AG AT1 Claim ^		5,060	531
EPR Properties 4.950% due 04/15/2028		100	89
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,350	10,621
FloodSmart Re Ltd.
19.026% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		6,084	6,089
22.776% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(m)		1,737	1,479
Hudson Pacific Properties LP
3.950% due 11/01/2027		200	158
5.950% due 02/15/2028		200	167
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (m)		9,948	8,811
Kilroy Realty LP 2.650% due 11/15/2033		100	68
National Health Investors, Inc. 3.000% due 02/01/2031 (m)		200	146
Preferred Term Securities Ltd. 6.051% (US0003M + 0.380%) due 09/23/2035 ~		55	54
Sanders Re Ltd. 17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		11,610	9,166
Seazen Group Ltd.
4.450% due 07/13/2025		200	54
6.000% due 08/12/2024		200	110
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(e)		600	96
SVB Financial Group
1.800% due 02/02/2031 ^(e)		9,346	5,652
2.100% due 05/15/2028 ^(e)		1,200	750
3.125% due 06/05/2030 ^(e)		1,600	986
3.500% due 01/29/2025 ^(e)		700	463
4.345% due 04/29/2028 ^(e)		3,916	2,518
4.570% due 04/29/2033 ^(e)		12,400	7,843
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		31,012	7,766
Uniti Group LP
6.000% due 01/15/2030 (m)		57,451	36,561
6.500% due 02/15/2029 (m)		9,015	5,915
10.500% due 02/15/2028 (m)		25,502	25,003
Veraison Re Ltd. 17.446% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		4,600	4,937
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		122,450	66,582

			420,396

INDUSTRIALS 16.1%
Acushnet Co. 7.375% due 10/15/2028 (c)		300	302
Altice Financing SA 5.750% due 08/15/2029 (m)		8,530	7,001
British Airways Pass-Through Trust 4.250% due 05/15/2034		51	46
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (d)(m)		4,017	3,160
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)(m)		10,127	7,912
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)(m)		15,131	11,861
CGG SA
7.750% due 04/01/2027 (m)	EUR	38,535	36,639
8.750% due 04/01/2027 (m)		$56,461	50,575
Citgo Petroleum Corp. 8.375% due 01/15/2029		4,600	4,597

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (d)		232	154
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		1,674	1,716
DISH DBS Corp.
5.250% due 12/01/2026 (m)		17,440	14,854
5.750% due 12/01/2028 (m)		25,200	19,420
DISH Network Corp. 11.750% due 11/15/2027 (m)		9,200	9,282
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (d)		590	107
Forward Air Corp. 9.500% due 10/15/2031 (c)		4,600	4,601
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		300	247
8.625% due 04/28/2034		1,081	986
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		129,139	114,849
Inter Media & Communication SpA 6.750% due 02/09/2027 (m)	EUR	10,250	10,406
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (d)(m)		$1,900	1,716
LifePoint Health, Inc. 11.000% due 10/15/2030 (c)		3,890	3,890
Market Bidco Finco PLC 4.750% due 11/04/2027 (m)	EUR	6,600	6,035
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 (m)		$14,296	10,761
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (h)(j)		5,220	123
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (m)	EUR	2,200	1,743
Prosus NV
2.031% due 08/03/2032		500	371
2.778% due 01/19/2034		900	675
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	200	191
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (c)		$2,300	2,307
Star Parent, Inc. 9.000% due 10/01/2030		1,200	1,214
Times Square Hotel Trust 8.528% due 08/01/2026		1,794	1,772
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		15,110	13,661
5.750% due 09/30/2039 (m)		68,984	63,825
Transocean Aquila Ltd. 8.000% due 09/30/2028 (c)		900	901
U.S. Renal Care, Inc. 10.625% due 06/28/2028		11,850	7,940
Valaris Ltd. 8.375% due 04/30/2030 (m)		5,567	5,576
Vale SA 1.641% due 12/29/2049 ~(j)	BRL	830,470	51,657
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$1,500	1,264
3.875% due 11/01/2033		200	156
4.125% due 08/15/2031		400	329
Venture Global LNG, Inc. 8.375% due 06/01/2031		200	197
Veritas U.S., Inc. 7.500% due 09/01/2025 (m)		27,985	23,427
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026 ^(e)		2,377	2,163
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(d)(e)		202,913	184,651
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		64,273	51,172
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,922	1,903

			738,335

UTILITIES 1.3%
AT&T, Inc. 4.300% due 02/15/2030		100	91
FORESEA Holding SA 7.500% due 06/15/2030		2,721	2,561
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	135
NGD Holdings BV 6.750% due 12/31/2026 (m)		6,185	4,453
Oi SA 10.000% due 07/27/2025 ^(e)		139,217	9,526
Pacific Gas & Electric Co. 4.000% due 12/01/2046		57	36

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Peru LNG SRL 5.375% due 03/22/2030 (m)		42,051	33,057
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040 (m)		8,226	6,857
Vistra Operations Co. LLC 6.950% due 10/15/2033 (m)		4,100	4,026

			60,742

Total Corporate Bonds & Notes (Cost $1,515,578)			1,219,473

CONVERTIBLE BONDS & NOTES 0.7%
BANKING & FINANCE 0.2%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 ^(d)(e)	EUR	2,139	1,527
PennyMac Corp. 5.500% due 03/15/2026 (m)		$7,700	6,949

			8,476

INDUSTRIALS 0.5%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)(m)		33,700	22,461

Total Convertible Bonds & Notes (Cost $43,338)			30,937

MUNICIPAL BONDS & NOTES 2.2%
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		23,000	2,324

PUERTO RICO 1.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (m)		38,262	19,896
0.000% due 11/01/2051 (m)		10,355	4,272
0.000% due 11/01/2051		89,349	46,015

			70,183

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		355,485	28,056

Total Municipal Bonds & Notes (Cost $106,507)			100,563

U.S. GOVERNMENT AGENCIES 1.8%
Fannie Mae
0.000% due 10/25/2042 •(m)		1,081	780
0.000% due 10/25/2060 ~(a)(m)		20,294	1,483
0.159% due 01/25/2041 •(m)		3,315	2,907
0.491% due 07/25/2041 •(a)(m)		1,789	99
0.571% due 08/25/2038 •(a)		369	16
0.621% due 08/25/2049 •(a)		167	14
0.621% due 07/25/2059 •(a)(m)		6,488	570
0.641% due 10/25/2040 •(a)(m)		1,899	67
0.721% due 02/25/2043 •(a)(m)		1,495	110
0.921% due 12/25/2037 •(a)		33	1
1.037% due 08/25/2043 ~(a)		19,841	662
1.091% due 09/25/2037 •(a)(m)		296	15
1.171% due 03/25/2040 •(a)(m)		1,481	51
1.211% due 12/25/2036 •(a)(m)		1,296	95
1.221% due 11/25/2036 •(a)		39	1
1.291% due 06/25/2037 •(a)		157	7
1.551% due 03/25/2038 •(a)(m)		744	62
1.571% due 02/25/2038 •(a)(m)		454	39
3.000% due 01/25/2042 (a)(m)		115	6
3.500% due 08/25/2032 - 06/25/2050 (a)(m)		17,125	3,214
4.000% due 06/25/2050 (a)(m)		9,863	1,852
4.500% due 04/25/2042 (a)(m)		618	82
5.000% due 01/25/2048 (a)(m)		4,228	924
11.179% due 07/25/2029 •(m)		9,180	10,332
Freddie Mac
0.000% due 09/15/2041 •(m)		602	440
0.000% due 11/15/2048 •(a)(m)		35,021	677
0.522% due 04/15/2039 •(a)(m)		1,126	91
0.671% due 06/25/2050 •(a)(m)		1,032	87
0.700% due 11/25/2055 ~(a)(m)		261,655	17,326
0.721% due 05/25/2050 •(a)(m)		7,369	716
0.722% due 01/15/2047 •(a)		257	25
0.772% due 09/15/2042 •(a)(m)		503	25
0.872% due 05/15/2037 •(a)(m)		817	51
0.982% due 05/15/2037 •(a)		56	4

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

0.985% due 01/25/2051 •(a)(m)		9,731	1,030
1.042% due 07/15/2036 •(a)(m)		1,029	67
1.152% due 09/15/2036 •(a)(m)		334	23
1.172% due 05/15/2041 •(a)(m)		638	49
1.272% due 04/15/2036 •(a)(m)		211	10
2.079% due 11/25/2045 ~(a)(m)		75,137	5,409
2.352% due 09/15/2036 •(a)(m)		550	59
3.000% due 06/25/2050 (a)(m)		11,270	1,826
3.500% due 07/25/2050 (a)(m)		23,776	4,641
4.000% due 03/15/2027 (a)		88	3
4.000% due 07/25/2050 (a)(m)		18,642	4,195
5.000% due 05/25/2048 (a)(m)		6,550	1,101
10.579% due 10/25/2029 •(m)		8,600	9,416
14.429% due 03/25/2029 •(m)		6,838	7,511
15.929% due 10/25/2028 •(m)		1,481	1,676
Ginnie Mae
0.661% due 12/20/2048 •(a)(m)		2,876	220
0.681% due 08/20/2042 •(a)(m)		1,396	113
0.811% due 12/20/2040 •(a)(m)		981	34
2.500% due 09/20/2036 (a)(m)		45,945	3,932
3.500% due 06/20/2042 (a)(m)		191	29

Total U.S. Government Agencies (Cost $93,550)			84,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 48.1%
225 Liberty Street Trust 4.803% due 02/10/2036 ~(m)		7,541	5,387
245 Park Avenue Trust 3.779% due 06/05/2037 ~(m)		16,761	13,395
280 Park Avenue Mortgage Trust
7.166% due 09/15/2034 •(m)		12,600	11,433
8.457% due 09/15/2034 •(m)		2,500	2,078
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	2
Adjustable Rate Mortgage Trust
5.025% due 03/25/2036 ^~(m)		2,027	1,088
5.059% due 03/25/2037 ~(m)		1,326	1,166
5.694% due 03/25/2036 •(m)		3,119	1,849
5.734% due 03/25/2037 •(m)		700	764
6.207% due 11/25/2037 ^~(m)		833	552
American Home Mortgage Assets Trust
5.974% due 11/25/2035 •		412	379
6.014% due 08/25/2037 ^•(m)		7,290	6,411
American Home Mortgage Investment Trust
5.974% due 03/25/2037 •		2,574	960
6.034% due 09/25/2045 •(m)		2,655	2,307
6.334% due 02/25/2044 •(m)		8,354	7,604
6.600% due 01/25/2037 þ		4,653	774
Anthracite Ltd. 5.678% due 06/20/2041		2,021	0
ASG Resecuritization Trust
3.169% due 01/28/2037 ~(m)		8,322	6,714
6.000% due 06/28/2037 ~(m)		24,870	11,863
Ashford Hospitality Trust
6.905% due 04/15/2035 •(m)		10,360	10,000
8.605% due 04/15/2035 •(m)		10,939	10,577
Atrium Hotel Portfolio Trust
7.280% due 12/15/2036 •(m)		1,840	1,684
7.580% due 12/15/2036 •(m)		8,800	7,949
7.930% due 06/15/2035 •(m)		5,451	5,230
Austin Fairmont Hotel Trust 8.180% due 09/15/2032 •(m)		5,000	4,839
Avon Finance
0.000% due 12/28/2049 (b)(h)	GBP	5,085	4,034
0.000% due 12/28/2049 «(a)(h)		9,500	6,578
0.000% due 12/28/2049 «(b)(h)		6,403	6,962
5.189% due 12/28/2049 •		8,029	9,736
8.689% due 12/28/2049 •		11,241	12,881
8.939% due 12/28/2049 •		8,564	9,381
9.189% due 12/28/2049 •		2,676	2,841
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (m)		$18,810	14,399
7.597% due 03/15/2037 •(m)		7,579	7,388
7.697% due 03/15/2037 •(m)		14,228	13,676
Banc of America Alternative Loan Trust
1.206% due 06/25/2037 ^•(a)		315	20
5.794% due 06/25/2037 •		293	216
6.000% due 06/25/2037		98	78
6.000% due 06/25/2046		45	39
6.000% due 07/25/2046 ^(m)		668	547
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		1,778	1,586
0.000% due 11/26/2036 ~(m)		26,002	7,587
3.116% due 12/20/2034 «~		401	284
3.310% due 08/25/2047 ^~(m)		2,464	2,012
3.375% due 05/26/2036 ~(m)		4,915	3,909

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

3.839% due 01/20/2047 ^«~	80	66
3.941% due 01/25/2035 «~	101	95
3.979% due 03/20/2036 ^~(m)	881	706
4.083% due 10/20/2046 ^~	263	216
4.429% due 09/20/2037 «~	384	293
4.459% due 09/20/2047 ^~	179	149
4.606% due 04/20/2035 ^~(m)	922	801
4.632% due 09/20/2046 ^~(m)	690	661
5.015% due 12/20/2036 «~	25	23
5.854% due 04/25/2037 ^•(m)	944	775
5.859% due 04/20/2047 ^•(m)	4,730	3,688
6.000% due 10/25/2037 ^(m)	2,788	2,245
6.114% due 02/20/2035 •(m)	2,978	2,820
6.619% due 07/26/2036 ~(m)	8,722	2,732
Banc of America Mortgage Trust
4.122% due 10/20/2046 ^«~	62	52
4.162% due 01/25/2036 «~	100	91
5.750% due 10/25/2036 ^(m)	657	501
5.750% due 05/25/2037 ^	579	435
6.000% due 10/25/2036 ^«	80	60
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •(m)	994	987
Barclays Commercial Mortgage Securities Trust
8.329% due 10/15/2037 •(m)	2,600	2,463
9.180% due 07/15/2037 •(m)	5,000	4,569
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(m)	7,790	6,226
Bayview Commercial Asset Trust 5.764% due 03/25/2037 •(m)	144	130
BCAP LLC Trust
2.094% due 02/26/2037 ~(m)	8,425	6,541
3.374% due 04/26/2037 ~(m)	6,378	5,260
3.587% due 07/26/2036 ~	386	327
3.675% due 05/26/2037 ~(m)	1,608	1,417
3.841% due 05/26/2036 •(m)	3,793	3,028
3.856% due 03/26/2037 ~(m)	829	651
4.055% due 03/27/2037 ~(m)	4,562	3,711
4.135% due 02/26/2036 ~(m)	2,549	1,753
4.289% due 02/26/2047 •(m)	11,476	8,840
4.392% due 11/26/2035 ~(m)	2,259	1,966
4.511% due 06/26/2036 ~(m)	2,138	1,745
4.707% due 01/26/2036 ~(m)	20,368	5,212
4.955% due 07/26/2045 ~(m)	3,355	3,126
5.406% due 07/26/2035 «~	369	284
5.500% due 05/26/2035 •(m)	4,908	4,316
5.500% due 12/26/2035 ~(m)	8,753	5,247
6.000% due 06/26/2037 ~(m)	1,564	1,315
6.000% due 08/26/2037 ~(m)	2,243	1,651
6.000% due 10/26/2037 ~(m)	1,674	1,166
Bear Stearns Adjustable Rate Mortgage Trust
4.068% due 06/25/2047 ^~(m)	1,292	1,152
4.106% due 08/25/2047 ^~	154	131
4.640% due 02/25/2036 ^~	309	276
5.495% due 09/25/2034 «~	34	31
5.797% due 10/25/2036 ^«~	51	46
5.891% due 09/25/2034 «~	12	8
Bear Stearns ALT-A Trust
3.698% due 11/25/2035 ^~(m)	8,838	5,322
3.704% due 05/25/2036 ^~	240	215
3.890% due 04/25/2035 «~	119	100
3.891% due 04/25/2037 ~(m)	4,148	3,006
3.939% due 08/25/2046 ^~(m)	4,083	2,867
4.034% due 11/25/2036 ^~	1,657	768
4.070% due 03/25/2036 ~(m)	1,116	676
4.094% due 05/25/2035 «~	131	123
4.097% due 12/25/2046 ^~(m)	3,296	1,737
4.216% due 08/25/2036 ^~	281	142
4.224% due 11/25/2035 ~	25	17
4.254% due 07/25/2036 ~(m)	50,875	25,263
4.352% due 07/25/2035 ^~	216	152
4.410% due 09/25/2035 ^~(m)	7,348	2,940
5.125% due 09/25/2034 «~	183	168
5.754% due 06/25/2046 ^•(m)	1,155	1,007
5.774% due 08/25/2036 ^•(m)	14,189	12,922
5.834% due 02/25/2034 •(m)	2,458	2,200
5.934% due 01/25/2036 ^•(m)	3,428	3,058
6.559% due 01/25/2035 •(m)	976	891
6.559% due 03/25/2035 •(m)	6,411	5,426
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^«	271	154
6.500% due 03/25/2037 þ(m)	8,859	7,214
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	273	272
Beast Mortgage Trust 8.897% due 03/15/2036 •(m)	6,000	4,252

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Benchmark Mortgage Trust
3.404% due 12/15/2062 ~		700	83
4.029% due 03/15/2062 ~(m)		5,423	3,712
Beneria Cowen & Pritzer Collateral Funding Corp. 9.085% due 06/15/2038 •(m)		11,100	8,281
BIG Commercial Mortgage Trust 7.673% due 02/15/2039 •(m)		485	465
BMO Mortgage Trust 3.378% due 02/17/2055 ~(m)		7,850	6,059
Braemar Hotels & Resorts Trust
7.305% due 06/15/2035 •(m)		6,500	6,116
7.905% due 06/15/2035 •(m)		11,000	10,140
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	39,972	33,884
0.000% due 10/16/2062 ~		20,785	11,654
0.000% due 10/16/2062 (h)		5,795	4
11.150% due 10/16/2062 •(m)		23,983	27,658
14.150% due 10/16/2062 •(m)		11,991	13,629
BSREP Commercial Mortgage Trust
6.397% due 08/15/2038 •(m)		$6,823	6,405
6.797% due 08/15/2038 •(m)		474	422
BSST Mortgage Trust 7.083% due 02/15/2037 •(m)		3,300	2,806
BX Commercial Mortgage Trust
7.296% due 11/15/2038 •(m)		22,375	21,746
7.643% due 11/15/2038 •(m)		7,750	7,515
7.796% due 04/15/2034 •(m)		6,000	5,103
7.796% due 02/15/2038 •(m)		1,996	1,858
8.533% due 04/15/2034 •(m)		4,000	3,286
BX Trust
7.334% due 10/15/2036 •(m)		2,741	2,580
7.684% due 10/15/2036 •(m)		1,010	941
7.691% due 10/15/2036 •(m)		12,000	11,421
7.874% due 10/15/2026 •(m)		1,500	1,438
8.184% due 10/15/2036 •(m)		7,993	7,383
8.550% due 05/15/2030 •(m)		5,500	5,325
BXP Trust 2.868% due 01/15/2044 ~(m)		3,000	1,756
CALI Mortgage Trust 3.957% due 03/10/2039 (m)		24,500	18,724
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ		293	264
CD Mortgage Trust 5.688% due 10/15/2048 (m)		1,370	1,194
Chase Mortgage Finance Trust
3.928% due 01/25/2036 ^~(m)		3,200	2,842
4.081% due 03/25/2037 ^~(m)		987	935
6.000% due 03/25/2037 ^		507	282
Citigroup Commercial Mortgage Trust
5.617% due 12/10/2049 ~(m)		5,542	3,770
9.222% due 12/15/2036 •(m)		10,233	9,822
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029 «		117	108
Citigroup Mortgage Loan Trust
0.000% due 08/25/2037 ~		1,632	76
3.385% due 07/25/2036 ^~(m)		1,945	1,167
3.673% due 03/25/2037 ^~(m)		1,978	1,681
4.018% due 10/25/2035 ^~(m)		911	852
4.100% due 03/25/2037 ^«~		465	421
4.197% due 04/25/2037 ^~		258	217
4.510% due 09/25/2037 ^~(m)		2,251	1,982
4.524% due 03/25/2037 ^«~		167	159
4.696% due 08/25/2034 ~(m)		6,093	5,621
4.809% due 02/25/2036 ~(m)		4,782	4,372
5.500% due 11/25/2035 ^«		201	175
5.500% due 12/25/2035 (m)		1,909	1,004
6.000% due 07/25/2036 (m)		3,975	1,969
6.380% due 03/25/2036 ^•		93	85
6.500% due 09/25/2036		864	475
Colony Mortgage Capital Ltd.
7.119% due 11/15/2038 •(m)		2,020	1,888
7.468% due 11/15/2038 •(m)		8,005	7,409
8.164% due 11/15/2038 •(m)		15,475	13,959
8.860% due 11/15/2038 •(m)		24,000	21,270
COLT Mortgage Loan Trust 4.675% due 03/25/2067 ~(m)		4,900	3,986
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(m)		786	777
Commercial Mortgage Loan Trust 6.809% due 12/10/2049 ~(m)		4,688	623
Commercial Mortgage Trust
2.819% due 01/10/2039 (m)		9,131	7,749
3.754% due 02/10/2037 ~(m)		28,830	26,422
4.000% due 06/10/2046 ~(m)		3,500	3,093
6.214% due 07/10/2038 ~(m)		4,688	2,039
9.597% due 12/15/2038 •(m)		10,004	8,555

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

10.447% due 12/15/2038 •(m)	5,000	4,099
11.447% due 12/15/2038 •(m)	3,360	2,583
Connecticut Avenue Securities Trust
8.065% due 12/25/2041 •(m)	2,600	2,591
10.565% due 03/25/2042 •(m)	1,400	1,493
10.815% due 12/25/2041 •(m)	1,200	1,197
11.315% due 10/25/2041 •(m)	3,600	3,639
11.665% due 05/25/2042 •(m)	550	600
14.815% due 03/25/2042 •(m)	3,400	3,747
15.915% due 05/25/2042 •(m)	600	686
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^	5,105	1,030
Countrywide Alternative Loan Trust
0.822% due 12/25/2035 ~(a)	7,562	311
1.716% due 07/25/2036 •(a)	6,854	917
1.781% due 12/25/2035 ~(a)	2,966	208
4.004% due 06/25/2037 ^~	81	69
4.326% due 05/25/2036 ~(m)	2,348	2,039
4.856% due 07/25/2035 •	58	48
5.476% due 11/25/2046 •(m)	2,357	1,947
5.500% due 12/27/2023 «	16	13
5.500% due 07/25/2035 ^	706	346
5.500% due 10/25/2035 ^«•	465	289
5.500% due 10/25/2035 ^«	114	75
5.500% due 11/25/2035 ^	328	190
5.500% due 11/25/2035 (m)	1,383	827
5.500% due 12/25/2035 ^	702	379
5.500% due 01/25/2036 ^«	62	55
5.500% due 02/25/2036 ^	857	498
5.500% due 02/25/2036 (m)	786	543
5.500% due 05/25/2036 (m)	2,521	2,023
5.500% due 05/25/2036 ^(m)	818	657
5.500% due 04/25/2037 ^(m)	1,508	777
5.629% due 03/20/2047 •	386	312
5.684% due 06/25/2037 ^•	512	406
5.750% due 01/25/2036 «	126	65
5.750% due 05/25/2036 ^•(m)	1,181	333
5.750% due 05/25/2036 ^	144	57
5.750% due 01/25/2037 ^(m)	7,733	3,951
5.750% due 04/25/2037 ^(m)	962	784
5.784% due 08/25/2036 ^•	786	364
5.794% due 05/25/2036 •(m)	7,224	6,432
5.814% due 09/25/2046 ^•(m)	5,367	4,524
5.854% due 08/25/2047 ^•(m)	822	671
5.874% due 05/25/2047 •(m)	4,472	3,030
5.894% due 03/25/2036 •(m)	7,797	7,372
5.934% due 06/25/2037 •(m)	5,363	4,461
5.936% due 07/20/2035 ^•(m)	4,575	3,846
5.954% due 07/25/2036 •(m)	7,819	6,431
6.000% due 03/25/2035 ^	286	133
6.000% due 11/25/2035 ^«	320	51
6.000% due 04/25/2036	480	231
6.000% due 04/25/2036 ^	180	91
6.000% due 08/25/2036 ^	229	126
6.000% due 11/25/2036 ^«	218	113
6.000% due 12/25/2036	669	277
6.000% due 01/25/2037 ^(m)	796	513
6.000% due 01/25/2037 ^	611	479
6.000% due 02/25/2037 ^	2,113	853
6.000% due 03/25/2037 ^	2,507	953
6.000% due 03/25/2037 ^(m)	8,137	3,094
6.000% due 04/25/2037 ^(m)	8,780	4,017
6.000% due 09/25/2037 (m)	7,598	2,707
6.039% due 11/20/2035 •	68	62
6.114% due 09/25/2035 •(m)	2,473	1,467
6.114% due 10/25/2046 ^•	99	71
6.250% due 12/25/2036 ^•	498	223
6.395% due 05/25/2037 ^•	656	449
6.500% due 09/25/2032 ^«	26	24
6.500% due 06/25/2036 ^	347	166
6.500% due 11/25/2036 (m)	8,380	2,677
6.894% due 11/25/2035 •(m)	7,737	6,972
Countrywide Asset-Backed Certificates Trust 5.914% due 04/25/2036 ^•	367	310
Countrywide Home Loan Mortgage Pass-Through Trust
3.484% due 06/20/2035 «~	18	16
3.659% due 03/25/2037 ^~(m)	2,934	2,335
3.728% due 11/25/2035 ^~(m)	810	649
3.910% due 11/20/2035 ~(m)	5,193	4,656
4.062% due 05/20/2036 ^~(m)	541	484
4.360% due 08/20/2035 ^~	28	26
4.686% due 06/25/2047 ^~(m)	1,207	1,186
4.714% due 09/25/2047 ^~(m)	1,638	1,241
4.973% due 09/20/2036 ~(m)	2,490	2,158
5.000% due 11/25/2035 ^«	20	10
5.500% due 12/25/2034 «	48	44

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

5.500% due 08/25/2035 ^«		30	16
5.500% due 11/25/2035 ^		24	14
6.000% due 07/25/2037 ^«		142	64
6.000% due 08/25/2037 (m)		3,022	1,331
6.000% due 08/25/2037 ^«		1	1
6.034% due 03/25/2035 •		146	97
6.114% due 03/25/2036 «•		47	9
7.304% due 03/25/2046 ^•(m)		24,750	16,033
Credit Suisse Commercial Mortgage Trust 5.785% due 01/15/2049 ~(m)		10,300	11,175
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036 ^		235	141
7.500% due 05/25/2032 (m)		688	684
Credit Suisse Mortgage Capital Certificates
2.443% due 02/27/2047 ~(m)		32,237	11,792
3.695% due 12/29/2037 ~(m)		2,815	1,518
3.704% due 05/26/2036 ~(m)		3,092	2,527
3.840% due 05/27/2036 ~(m)		2,266	1,773
3.904% due 04/28/2037 ~(m)		2,090	1,899
3.946% due 10/26/2036 ~(m)		9,329	8,429
4.074% due 09/26/2047 ~(m)		15,990	7,498
4.260% due 06/25/2036 ~(m)		3,177	2,770
4.554% due 07/26/2037 ~(m)		5,567	4,813
4.872% due 04/26/2035 ~(m)		6,960	6,247
5.750% due 05/26/2037 (m)		11,176	6,544
7.000% due 08/26/2036 (m)		14,477	3,512
7.000% due 08/27/2036		2,935	1,293
21.205% due 11/25/2037 •(m)		7,091	6,107
21.205% due 11/27/2037 •(m)		8,557	7,074
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,557	751
6.000% due 07/25/2036 «		139	65
6.034% due 07/25/2036 ^«•		407	81
6.396% due 04/25/2036 þ(m)		4,605	2,388
6.500% due 05/25/2036 ^		2,389	837
6.500% due 05/25/2036 ^«		311	118
Credit Suisse Mortgage Capital Trust
3.828% due 08/15/2037 ~(m)		7,296	6,293
6.500% due 07/26/2036 ^(m)		11,375	2,859
7.344% due 07/15/2032 •(m)		3,000	2,775
8.347% due 07/15/2038 •(m)		15,850	12,812
8.744% due 07/15/2032 •(m)		7,454	6,883
9.347% due 07/15/2038 •(m)		13,700	10,369
9.794% due 07/15/2032 •(m)		15,000	13,798
DBGS Mortgage Trust
6.225% due 06/15/2033 •(m)		1,100	1,033
6.410% due 06/15/2033 •(m)		1,600	1,439
6.842% due 10/15/2036 •(m)		1,000	933
7.480% due 06/15/2033 •(m)		3,600	2,730
8.030% due 06/15/2033 •(m)		6,100	4,226
8.597% due 10/15/2036 •(m)		26,404	13,184
DBWF Mortgage Trust 3.791% due 12/10/2036 (m)		17,961	15,858
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^		452	363
5.584% due 02/25/2047 •		316	185
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.734% due 04/25/2037 •(m)		3,826	2,559
6.250% due 07/25/2036 ^«~		37	29
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033 «		63	59
DOLP Trust 3.704% due 05/10/2041 ~(m)		29,000	14,706
Downey Savings & Loan Association Mortgage Loan Trust 5.622% due 04/19/2047 ^•		214	223
Dssv SARL 6.663% due 10/15/2024 «•	EUR	2,594	2,735
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	3,083
4.662% due 03/13/2045 •(m)	EUR	7,067	6,092
6.588% (SONIO/N + 1.369%) due 06/13/2045 ~(m)	GBP	14,072	14,311
6.938% due 09/13/2045 •(m)		15,554	17,158
7.088% (SONIO/N + 1.869%) due 06/13/2045 ~(m)		8,667	8,334
7.588% due 09/13/2045 •(m)		11,113	12,025
8.838% (SONIO/N + 3.619%) due 06/13/2045 ~(m)		3,082	2,904
9.188% due 09/13/2045 •(m)		9,266	11,296
Extended Stay America Trust 9.146% due 07/15/2038 •(m)		$43,627	42,549
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2023		2	0
1.666% due 11/25/2036 •(a)		718	72
4.941% due 05/25/2036 ^«~		446	357
5.232% due 02/25/2036 «~		32	24
5.501% due 11/25/2036 ^~		424	296
6.175% due 08/25/2035 ^«~		130	14
6.250% due 11/25/2036 ^		54	17

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

First Horizon Mortgage Pass-Through Trust
4.010% due 05/25/2037 ^~		2,249	948
4.093% due 01/25/2037 ^~		189	103
4.508% due 07/25/2037 ^«~		14	9
5.500% due 08/25/2037 ^«		213	79
Freddie Mac
8.665% due 09/25/2041 •(m)		6,000	6,007
9.065% due 02/25/2042 •(m)		16,000	16,443
10.065% due 02/25/2042 •(m)		5,000	5,076
10.065% due 01/25/2051 •(m)		2,300	2,270
10.115% due 10/25/2050 •(m)		2,500	2,725
10.815% due 01/25/2034 •(m)		2,800	2,735
11.565% due 09/25/2041 •(m)		6,400	6,258
12.315% due 12/25/2041 •		500	495
12.815% due 10/25/2041 •(m)		4,900	5,054
13.815% due 02/25/2042 •(m)		2,350	2,468
GC Pastor Hipotecario FTA 4.104% due 06/21/2046 •(m)	EUR	17,992	16,510
GMAC Mortgage Corp. Loan Trust 3.722% due 07/19/2035 ~		$17	14
GreenPoint Mortgage Funding Trust
5.794% due 01/25/2037 •		513	448
5.834% due 12/25/2046 ^•(m)		2,557	2,321
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(m)		39,357	36,402
6.580% due 07/15/2035 •		1,298	981
7.647% due 08/15/2032 •(m)		6,330	6,082
7.929% due 11/15/2032 •(m)		10,358	10,062
8.297% due 08/15/2032 •(m)		10,621	9,941
8.797% due 08/15/2032 •(m)		11,668	10,853
GS Mortgage Securities Trust 0.564% due 08/10/2043 ~(a)		1,011	10
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(h)		38	37
0.000% due 07/25/2059 ~(a)		251,273	1,974
3.836% due 07/25/2059 ~(m)		20,073	11,324
GSC Capital Corp. Mortgage Trust 5.794% due 05/25/2036 ^•(m)		1,142	1,061
GSR Mortgage Loan Trust
3.922% due 01/25/2036 ^~		278	254
4.022% due 12/25/2034 «~		9	8
5.807% due 11/25/2035 ~		120	65
5.884% due 07/25/2037 ^«•		231	43
6.000% due 09/25/2034 «		254	238
6.500% due 08/25/2036 ^•		599	211
HarborView Mortgage Loan Trust
3.717% due 08/19/2036 ^«~		44	38
4.740% due 06/19/2045 ^•		945	469
5.822% due 02/19/2046 •(m)		704	568
5.862% due 11/19/2036 •(m)		1,040	890
5.922% due 03/19/2036 ^•(m)		7,166	6,207
5.942% due 01/19/2036 •(m)		4,341	2,637
6.002% due 06/19/2034 «•		66	57
6.082% due 01/19/2035 •		103	84
6.414% due 06/20/2035 •(m)		3,913	3,418
6.789% due 06/20/2035 •		903	775
Harbour PLC
7.183% due 01/28/2054 •(m)	GBP	2,200	2,591
7.683% due 01/28/2054 •(m)		12,153	14,214
HomeBanc Mortgage Trust
3.931% due 04/25/2037 ^~(m)		$2,301	2,024
5.934% due 03/25/2035 •(m)		3,763	3,052
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^(m)		2,241	1,907
IM Pastor Fondo de Titluzacion Hipotecaria
4.074% due 03/22/2043 •(m)	EUR	12,843	11,800
4.074% due 03/22/2044 •(m)		23,111	21,758
Impac CMB Trust
5.954% due 11/25/2035 ^•		$97	85
6.154% due 10/25/2034 «•		60	55
Impac Secured Assets Trust
5.654% due 05/25/2037 ^•		2	2
6.294% due 03/25/2036 •(m)		1,061	846
IndyMac IMSC Mortgage Loan Trust 3.840% due 06/25/2037 ^~(m)		2,731	1,758
IndyMac INDA Mortgage Loan Trust
2.829% due 03/25/2037 «~		14	11
3.732% due 12/25/2036 ^~		415	354
IndyMac INDX Mortgage Loan Trust
3.057% due 02/25/2035 ~		202	172
3.085% due 06/25/2037 ^~		133	113
3.328% due 05/25/2037 ^~(m)		1,701	1,323
3.563% due 11/25/2036 ^~(m)		541	487
3.637% due 11/25/2035 ^~(m)		2,246	2,057
3.708% due 06/25/2036 ~(m)		575	494
5.834% due 11/25/2046 •(m)		3,321	2,979

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

5.854% due 11/25/2036 •		107	98
5.894% due 04/25/2035 •		39	34
5.934% due 02/25/2037 •(m)		2,044	1,270
6.034% due 07/25/2036 •		315	218
6.234% due 08/25/2034 «•		110	92
6.294% due 09/25/2034 «•		189	159
Jackson Park Trust 3.350% due 10/14/2039 ~(m)		2,900	2,041
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,486	991
JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~		560	319
3.739% due 11/25/2036 ^«~		75	77
5.500% due 11/25/2036 ^«~		8	3
5.516% due 06/27/2037 ~(m)		13,172	5,428
5.834% due 06/25/2037 •(m)		22,312	8,972
5.935% due 06/27/2037 •(m)		4,694	3,333
6.000% due 12/25/2035 ^		535	358
6.460% due 12/25/2036 ^þ(m)		2,176	2,067
JP Morgan Chase Commercial Mortgage Securities Trust
4.128% due 07/05/2031 (m)		3,360	3,041
4.248% due 07/05/2033 (m)		6,360	5,726
4.379% due 07/05/2031 (m)		15,293	12,512
4.580% due 07/05/2031 (m)		1,160	759
6.439% due 04/15/2037 •(m)		1,464	1,336
6.746% due 12/15/2036 •(m)		7,905	5,488
7.066% due 07/05/2033 •(m)		3,000	2,606
7.196% due 12/15/2036 •(m)		2,900	1,000
7.197% due 03/15/2036 •(m)		7,900	6,722
7.235% due 10/05/2040		1,000	986
7.287% due 06/15/2038 •(m)		2,000	1,732
7.946% due 12/15/2036 •(m)		1,000	202
8.697% due 02/15/2035 •(m)		14,848	14,045
8.962% due 11/15/2038 •(m)		9,000	8,768
9.712% due 11/15/2038 •(m)		1,500	1,420
10.707% due 11/15/2038 •(m)		19,700	18,071
JP Morgan Mortgage Trust
3.932% due 05/25/2036 ^«~		177	141
4.144% due 06/25/2037 ^~(m)		1,534	1,208
4.169% due 10/25/2036 ^~		12	9
4.378% due 07/25/2035 «~		19	17
4.407% due 10/25/2036 ~		276	200
6.000% due 08/25/2037 ^		335	160
JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(m)		1,036	769
6.238% due 03/21/2037 «~		236	210
6.500% due 04/26/2036 ~		4,023	1,306
Lansdowne Mortgage Securities PLC
3.862% due 09/16/2048 •(m)	EUR	6,179	5,848
3.986% due 06/15/2045 •		900	712
Lavender Trust
6.000% due 11/26/2036 (m)		$6,464	5,694
6.250% due 10/26/2036 (m)		3,555	1,738
Lehman Mortgage Trust
5.874% due 04/25/2036 ^~		188	118
6.000% due 08/25/2036 ^		452	354
6.000% due 09/25/2036 ^«		335	165
6.000% due 05/25/2037 ^«		17	16
6.000% due 01/25/2038 ^«		475	432
6.500% due 09/25/2037 ^		3,150	974
7.250% due 09/25/2037 ^(m)		31,125	7,640
Lehman XS Trust
5.994% due 07/25/2037 •(m)		22,489	14,930
6.334% due 08/25/2047 ^•		224	185
6.434% due 07/25/2047 •(m)		3,393	2,879
LUXE Commercial Mortgage Trust 8.704% due 10/15/2038 •(m)		5,211	5,068
MAD Mortgage Trust 3.478% due 08/15/2034 ~(m)		2,620	2,222
MASTR Adjustable Rate Mortgages Trust
4.341% due 10/25/2034 ~		180	159
5.366% due 01/25/2047 ^«•		19	18
6.114% due 05/25/2047 ^•(m)		6,765	5,521
MASTR Alternative Loan Trust
5.784% due 03/25/2036 •(m)		19,954	2,142
5.834% due 03/25/2036 ^•(m)		26,375	2,863
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(m)		2,287	1,708
Merrill Lynch Mortgage Investors Trust
3.716% due 03/25/2036 ^~(m)		6,589	3,662
4.289% due 05/25/2036 ~(m)		1,521	1,413
MF1 Ltd. 8.152% due 12/15/2034 •		475	447
MFA Trust 4.039% due 04/25/2065 ~(m)		14,456	11,272

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~(m)		2,985	1,979
3.912% due 09/09/2032 (m)		25,132	19,176
6.397% due 12/15/2036 •(m)		6,246	5,059
6.947% due 12/15/2036 •(m)		453	206
7.691% due 12/15/2036 •(m)		18,590	6,042
7.705% due 11/15/2034 •(m)		6,183	5,950
8.744% due 07/15/2035 •(m)		10,478	10,105
9.642% due 12/15/2038 •(m)		18,000	16,514
10.541% due 12/15/2038 •(m)		19,500	17,608
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~(m)		1,780	1,292
Morgan Stanley Mortgage Loan Trust
4.502% due 05/25/2036 ^~		1,543	684
4.627% due 07/25/2035 ^~		515	425
5.124% due 01/25/2035 ^~(m)		161	127
5.744% due 01/25/2035 «•		280	244
5.750% due 12/25/2035 ^«		169	110
5.774% due 05/25/2036 «•		145	27
5.962% due 06/25/2036 ^~		1,782	505
6.000% due 08/25/2037 ^		136	49
Morgan Stanley Re-REMIC Trust
2.696% due 02/26/2037 •(m)		2,023	1,660
2.950% due 03/26/2037 þ(m)		1,243	1,184
4.378% due 07/26/2035 ~(m)		5,906	5,576
4.866% due 06/26/2035 ~(m)		10,911	8,168
5.913% due 09/26/2035 ~(m)		534	499
6.000% due 04/26/2036 (m)		6,861	6,631
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		2,806	2,525
Mortgage Funding PLC 8.538% due 03/13/2046 •(m)	GBP	1,000	1,203
MRCD Mortgage Trust 4.250% due 12/15/2036 ~(m)		$3,700	1,235
MSDB Trust 3.427% due 07/11/2039 ~(m)		21,938	18,631
Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~(m)		5,880	3,948
8.593% due 11/15/2034 •(m)		8,574	7,862
9.593% due 11/15/2034 •(m)		3,718	3,399
New Orleans Hotel Trust
6.969% due 04/15/2032 •		1,200	1,130
7.419% due 04/15/2032 •(m)		13,642	12,705
New Residential Mortgage Loan Trust 3.881% due 11/25/2059 ~		8,300	3,800
New York Mortgage Trust
3.558% due 08/25/2061 þ(m)		1,000	754
5.250% due 07/25/2062 þ(m)		14,077	13,620
Newgate Funding PLC
5.095% due 12/15/2050 •(m)	EUR	1,021	993
5.345% due 12/15/2050 •(m)		1,948	1,838
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2036 •(m)		$1,030	860
Nomura Resecuritization Trust 4.528% due 09/26/2035 ~(m)		3,864	3,206
NovaStar Mortgage Funding Trust 0.476% due 09/25/2046 •		141	127
NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		2,000	1,787
6.992% due 11/15/2038 •(m)		2,200	1,826
PMT Credit Risk Transfer Trust 8.332% due 02/27/2024 •(m)		4,204	4,188
Prime Mortgage Trust
5.784% due 06/25/2036 ^•(m)		1,409	952
7.000% due 07/25/2034 «		42	36
RBSSP Resecuritization Trust
4.245% due 05/26/2037 ~(m)		2,789	1,651
4.479% due 07/26/2045 ~(m)		9,890	9,273
5.126% due 09/26/2035 ~(m)		3,347	1,961
6.000% due 03/26/2036 ^~(m)		3,470	1,911
6.000% due 06/26/2037 ~		387	329
Regal Trust 4.231% due 09/29/2031 «•		1	1
Residential Accredit Loans, Inc. Trust
5.500% due 04/25/2037 «		42	31
5.626% due 01/25/2046 ^•(m)		2,881	2,276
5.734% due 02/25/2037 •		306	271
5.794% due 07/25/2036 ^•(m)		6,890	2,852
5.814% due 05/25/2037 •(m)		6,906	6,076
5.854% due 06/25/2037 •(m)		667	584
6.000% due 08/25/2035 ^(m)		596	495
6.000% due 12/25/2035 ^(m)		1,234	1,045
6.000% due 06/25/2036 «		144	110
6.000% due 09/25/2036 ^(m)		3,014	1,259
6.000% due 11/25/2036 ^(m)		1,417	1,034
6.000% due 01/25/2037 ^		212	160

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

6.250% due 02/25/2037 ^(m)		2,074	1,647
6.500% due 09/25/2037 ^(m)		764	589
7.000% due 10/25/2037 (m)		4,574	3,445
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032 «		337	214
Residential Asset Securitization Trust
5.500% due 07/25/2035		593	361
6.000% due 02/25/2037 ^		166	66
6.000% due 03/25/2037 ^		2,795	908
6.000% due 07/25/2037 ^(m)		6,206	2,510
6.250% due 08/25/2037 ^		4,035	1,036
Residential Funding Mortgage Securities, Inc. Trust
5.498% due 07/27/2037 ^«~		111	84
5.850% due 11/25/2035 ^«		52	44
6.000% due 04/25/2037 ^		392	292
6.000% due 06/25/2037 ^		155	112
RiverView HECM Trust 5.960% due 05/25/2047 •		6,619	6,138
Seasoned Credit Risk Transfer Trust
3.622% due 11/25/2061 ~(a)		4,494	1,315
4.250% due 11/25/2059 ~(m)		4,530	3,920
4.250% due 09/25/2060 (m)		1,800	1,570
4.250% due 03/25/2061 ~(m)		700	556
4.500% due 11/25/2061 ~(m)		3,900	3,133
4.623% due 11/25/2059 ~(m)		6,788	2,394
5.000% due 04/25/2062 ~(m)		3,400	2,707
10.944% due 03/25/2061 ~		497	247
13.015% due 09/25/2060 ~		1,594	1,108
15.155% due 11/25/2060 ~		1,199	897
Sequoia Mortgage Trust
3.605% due 01/20/2038 ^«~		78	60
6.179% due 07/20/2036 «•		110	14
6.429% due 02/20/2034 •		140	123
6.639% due 10/20/2027 «•		191	159
7.246% due 09/20/2032 «~		212	195
SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •(m)		18,150	16,526
6.946% due 05/15/2038 •(m)		2,120	1,864
7.246% due 05/15/2038 •(m)		1,760	1,431
SG Commercial Mortgage Securities Trust 4.660% due 02/15/2041 ~(m)		9,000	6,439
SMRT Commercial Mortgage Trust 8.033% due 01/15/2039 •(m)		30,200	28,679
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		500	291
Starwood Mortgage Trust
8.447% due 04/15/2034 •(m)		13,424	12,858
9.447% due 04/15/2034 •(m)		6,612	6,365
Stratton Hawksmoor PLC
7.220% due 02/25/2053 •(m)	GBP	1,967	2,289
7.970% due 02/25/2053 •(m)		4,300	4,926
Stratton Mortgage Funding PLC
8.659% due 07/20/2060 •(m)		2,000	2,415
9.219% due 03/12/2052 •		2,500	3,052
Structured Adjustable Rate Mortgage Loan Trust
3.866% due 02/25/2037 ^~(m)		$5,155	3,559
4.196% due 04/25/2047 ~		1,012	475
4.494% due 01/25/2036 ^~		565	293
5.026% due 08/25/2036 ~		2,255	535
Structured Asset Mortgage Investments Trust
4.969% due 02/25/2036 ~		2,732	1,294
5.774% due 03/25/2037 ^•		883	251
5.814% due 07/25/2046 ^•(m)		8,564	5,957
5.854% due 05/25/2036 •(m)		1,034	671
5.854% due 08/25/2036 ^•(m)		747	598
5.894% due 05/25/2045 •		55	49
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.595% due 01/25/2034 ~		72	70
SunTrust Adjustable Rate Mortgage Loan Trust 4.077% due 02/25/2037 ^~(m)		1,174	1,010
SunTrust Alternative Loan Trust 1.716% due 04/25/2036 ^•(a)		3,903	465
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^«		204	74
6.500% due 07/25/2036 (m)		18,288	4,446
TDA Mixto Fondo de Titulizacion de Activos
3.914% due 10/28/2050 •(m)	EUR	8,070	4,559
4.131% due 12/28/2050 •(m)		6,334	5,615
Tharaldson Hotel Portfolio Trust 8.922% due 11/11/2034 •(m)		$13,128	12,713
TTAN 7.847% due 03/15/2038 •(m)		9,498	9,091
VASA Trust
6.347% due 07/15/2039 •(m)		1,000	878
9.347% due 07/15/2039 •(m)		4,435	2,377

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Verus Securitization Trust 5.379% due 07/25/2067 ~(m)		4,300	3,960
VNDO Mortgage Trust 4.033% due 01/10/2035 ~(m)		4,814	3,689
Waikiki Beach Hotel Trust
7.477% due 12/15/2033 •(m)		19,450	18,801
8.127% due 12/15/2033 •(m)		20,500	19,260
WaMu Mortgage Pass-Through Certificates Trust
3.346% due 11/25/2036 ^~		95	84
3.479% due 03/25/2037 ^~		237	187
3.705% due 02/25/2037 ^~(m)		1,531	1,270
3.755% due 03/25/2037 ^~(m)		1,662	1,485
3.782% due 06/25/2037 ^~(m)		619	532
3.881% due 07/25/2037 ^~(m)		1,018	753
4.014% due 03/25/2033 «~		21	20
4.109% due 07/25/2037 ^~		498	451
4.488% due 08/25/2036 ^~(m)		902	816
5.376% due 06/25/2047 ^•		1,626	1,129
5.424% due 07/25/2047 ^•		370	313
5.436% due 07/25/2047 •(m)		11,273	8,892
5.506% due 10/25/2046 ^•		211	174
5.674% due 07/25/2046 •(m)		2,410	1,953
5.974% due 07/25/2045 •(m)		97	90
6.274% due 06/25/2044 •(m)		80	72
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	0	1,728
7.869% due 12/21/2049 •(m)		646	774
8.369% due 12/21/2049 •		646	761
Washington Mutual Mortgage Pass-Through Certificates Trust
2.865% due 06/25/2046 •(m)		$5,469	3,084
3.725% due 06/25/2033 «~		64	55
5.476% due 10/25/2046 ^•		248	204
5.674% due 01/25/2047 ^•(m)		7,269	6,582
5.750% due 11/25/2035 ^(m)		804	687
5.967% due 05/25/2036 ^þ(m)		3,463	2,822
6.000% due 07/25/2036 ^•(m)		3,164	2,095
6.000% due 04/25/2037 ^(m)		1,256	1,042
Wells Fargo Alternative Loan Trust
5.338% due 07/25/2037 ^~(m)		1,291	1,150
5.750% due 07/25/2037 ^		184	151
Wells Fargo Commercial Mortgage Trust
4.708% due 09/15/2031 ~(m)		27,000	24,024
8.187% due 02/15/2037 •(m)		10,000	9,207
Wells Fargo Mortgage Loan Trust
3.841% due 03/27/2037 ~(m)		3,266	2,021
4.770% due 04/27/2036 ~(m)		3,190	2,951
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037 ^		27	24
6.000% due 06/25/2037 ^«		28	24
6.182% due 09/25/2036 ^«~		4	3
6.317% due 10/25/2036 ^«~		5	4
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(m)		8,000	1,764
WSTN Trust
0.341% due 07/05/2037 ~(a)		515,000	4,766
7.958% due 07/05/2037 ~(m)		11,200	11,115
8.748% due 07/05/2037 ~(m)		11,200	11,114
10.174% due 07/05/2037 ~(m)		9,010	8,976

Total Non-Agency Mortgage-Backed Securities (Cost $2,376,178)			2,207,225

ASSET-BACKED SECURITIES 29.4%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(m)		16,348	16,043
ABFC Trust
5.584% due 10/25/2036 •(m)		872	862
5.994% due 10/25/2033 «•		167	154
6.484% due 03/25/2034 ^•		474	446
Acacia CDO Ltd. 6.482% due 11/08/2039 •(m)		8,674	2,345
ACE Securities Corp. Home Equity Loan Trust
5.654% due 12/25/2036 •(m)		21,396	5,581
6.394% due 08/25/2035 •(m)		5,031	3,086
6.529% due 07/25/2035 ^•(m)		17,938	15,800
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	615
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.534% due 09/25/2034 •(m)		$740	674
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		1,557	1,012
American Money Management Corp. CLO Ltd. 11.633% due 04/14/2029 •(m)		6,100	6,120
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.498% due 09/25/2032 •(m)		1,148	1,006
7.159% due 05/25/2034 •		154	145
7.159% due 08/25/2035 •(m)		6,342	5,175

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

8.284% due 08/25/2032 «•		281	269
Argent Securities Trust
5.584% due 09/25/2036 •(m)		7,661	2,485
5.634% due 06/25/2036 •(m)		6,526	1,742
5.674% due 04/25/2036 •		1,035	339
5.734% due 06/25/2036 •		3,674	981
5.814% due 03/25/2036 •(m)		10,146	5,533
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.124% due 11/25/2035 •(m)		29,851	25,156
6.194% due 02/25/2036 •(m)		21,209	16,064
Banco Bilbao Vizcaya Argentaria 4.584% due 03/22/2046 •	EUR	547	336
Bear Stearns Asset-Backed Securities Trust
3.632% due 09/25/2034 «•		$117	110
3.632% due 09/25/2034 •		40	39
3.908% due 10/25/2036 ~		130	103
4.391% due 10/25/2036 ~		2,494	1,136
4.445% due 07/25/2036 «~		25	24
5.031% due 12/25/2036 •(m)		8,967	12,352
5.440% due 12/25/2034 •(m)		16,244	15,686
6.934% due 10/27/2032 «•		1	3
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	453
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	580
Carrington Mortgage Loan Trust
5.514% due 03/25/2035 •		597	459
5.854% due 12/26/2036 •(m)		13,201	10,380
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	752
Citigroup Mortgage Loan Trust
4.589% due 03/25/2036 ^þ		1,433	675
5.634% due 05/25/2037 •		436	283
5.734% due 12/25/2036 •(m)		17,228	6,794
5.754% due 09/25/2036 •(m)		10,752	7,727
5.754% due 12/25/2036 •(m)		11,328	6,351
5.874% due 12/25/2036 •(m)		12,622	4,977
6.134% due 11/25/2046 •(m)		4,267	3,519
6.352% due 05/25/2036 ^þ		369	139
6.851% due 05/25/2036 ^þ		2,143	805
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,316
Conseco Finance Corp.
6.530% due 02/01/2031 ~		$437	380
7.060% due 02/01/2031 ~		1,901	1,678
7.500% due 03/01/2030 ~		6,170	2,315
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		307	303
7.960% due 05/01/2031		1,457	417
8.060% due 09/01/2029 ~		2,914	578
8.260% due 12/01/2030 ~(m)		4,584	1,131
8.850% due 12/01/2030 ~(m)		5,630	1,021
9.163% due 03/01/2033 ~(m)		9,821	9,282
9.546% due 12/01/2033 ~(m)		6,393	6,143
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	1,401	264
Coronado CDO Ltd.
6.000% due 09/04/2038 (m)		$3,734	1,686
7.164% due 09/04/2038 •(m)		23,569	10,178
Countrywide Asset-Backed Certificates Trust
4.115% due 02/25/2036 «~(m)		2	2
4.443% due 10/25/2032 ^~(m)		3,355	3,287
5.684% due 11/25/2047 ^•(m)		3,465	2,966
5.694% due 12/25/2036 ^•(m)		5,192	4,648
5.714% due 03/25/2037 •(m)		11,347	10,561
5.824% due 01/25/2046 ^•(m)		36,391	27,493
5.834% due 06/25/2037 ^•(m)		17,859	17,254
5.859% due 10/25/2046 ^~		278	291
5.914% due 03/25/2036 •(m)		14,901	13,260
5.914% due 05/25/2036 •(m)		4,022	3,285
5.914% due 03/25/2047 ^•(m)		7,655	6,559
6.019% due 04/25/2036 •(m)		8,762	7,756
6.114% due 12/25/2036 ^•		285	211
6.169% due 04/25/2036 •(m)		15,850	13,274
6.334% due 03/25/2047 ^•(m)		969	724
6.534% due 05/25/2047 ^•(m)		4,875	3,741
6.604% due 04/25/2036 •(m)		9,427	7,545
6.867% due 09/25/2046 þ(m)		6,389	3,978
7.459% due 11/25/2035 •(m)		3,259	2,199
Credit Suisse First Boston Mortgage Securities Corp. 6.484% due 02/25/2031 •(m)		610	570
Credit-Based Asset Servicing & Securitization CBO Corp. 5.914% due 09/06/2041 •		98,373	10
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^(m)		1,929	1,374

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Duke Funding Ltd. 6.043% due 04/08/2039 •(m)		7,546	511
ECAF Ltd.
3.473% due 06/15/2040 (m)		1,145	692
4.947% due 06/15/2040 (m)		7,579	4,736
EMC Mortgage Loan Trust 8.809% due 04/25/2042 •(m)		1,528	1,460
Encore Credit Receivables Trust 6.124% due 07/25/2035 •		347	332
Euromax ABS PLC 4.105% due 11/10/2095 •	EUR	2,890	3,057
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(h)		$22	5,720
0.000% due 08/15/2031 «(h)		24	8,235
0.000% due 07/15/2033 «(h)(m)		27	26,588
0.000% due 12/15/2033 «(h)		25	6,022
FAB U.K. Ltd. 0.000% due 12/06/2045 ~	GBP	14,563	5,231
Fieldstone Mortgage Investment Trust 5.774% due 07/25/2036 •(m)		$4,210	2,035
First Franklin Mortgage Loan Trust
6.004% due 02/25/2036 •(m)		5,500	5,047
6.379% due 09/25/2035 •(m)		5,831	5,057
6.409% due 05/25/2036 •(m)		16,427	14,555
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)		9	783
0.000% due 06/15/2029 «(h)		3	274
FREED ABS Trust 0.000% due 09/20/2027 «(h)		10	1,146
Fremont Home Loan Trust
5.584% due 01/25/2037 •		2,860	1,295
5.914% due 02/25/2037 •		1,119	381
Glacier Funding CDO Ltd. 5.901% due 08/04/2035 •(m)		31,282	3,785
GMACM Home Equity Loan Trust 6.749% due 12/25/2037 þ(m)		631	638
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~(m)		6,006	5,280
GSAMP Trust
5.494% due 01/25/2037 •(m)		2,602	1,498
5.524% due 01/25/2037 •		776	447
5.574% due 12/25/2036 •		816	438
5.634% due 11/25/2036 •		3,367	1,595
5.684% due 12/25/2036 •(m)		3,809	1,848
5.754% due 04/25/2036 •		435	271
5.974% due 04/25/2036 •(m)		15,517	9,673
7.084% due 10/25/2034 «•		97	92
7.309% due 06/25/2034 •(m)		1,253	1,136
Hillcrest CDO Ltd. 5.465% due 12/10/2039 •(m)		32,573	14,982
Home Equity Mortgage Loan Asset-Backed Trust
5.559% due 12/25/2031 ^«þ		467	201
5.594% due 11/25/2036 •(m)		3,088	2,659
5.674% due 04/25/2037 •(m)		16,974	11,000
5.754% due 04/25/2037 •(m)		2,573	2,216
Hout Bay Corp.
4.422% due 07/05/2041 •		108,638	20,470
4.622% due 07/05/2041 •		4,871	0
4.752% due 07/05/2041 •		1,690	0
HSI Asset Securitization Corp. Trust
5.574% due 12/25/2036 •(m)		8,485	7,053
5.624% due 01/25/2037 •(m)		28,024	19,503
5.654% due 12/25/2036 •(m)		20,032	5,387
5.754% due 10/25/2036 •(m)		6,515	2,607
5.774% due 12/25/2036 •(m)		12,270	3,239
IXIS Real Estate Capital Trust 6.084% due 09/25/2035 ^•(m)		2,561	2,527
JP Morgan Mortgage Acquisition Trust
5.462% due 09/25/2029 ^þ(m)		2,561	1,588
5.594% due 08/25/2036 «•		6	2
5.624% due 03/25/2047 •		233	230
5.734% due 07/25/2036 •		1,322	559
5.754% due 07/25/2036 ^•		981	263
5.888% due 10/25/2036 ^þ(m)		7,016	4,348
KGS-Alpha SBA COOF Trust 1.058% due 04/25/2038 «~(a)		806	17
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		3,120	2,644
Lehman ABS Mortgage Loan Trust 5.524% due 06/25/2037 •(m)		3,392	2,150
Lehman XS Trust
4.312% due 05/25/2037 ^~(m)		6,529	5,155
6.670% due 06/24/2046 «þ		272	265
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		1,400	365
0.000% due 04/15/2028 «(h)		1,700	366

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

LoanCore Issuer Ltd. 8.478% due 07/15/2035 •	2,705	2,508
Long Beach Mortgage Loan Trust
5.814% due 02/25/2036 •(m)	34,378	27,452
5.974% due 05/25/2046 •(m)	8,184	2,482
6.139% due 11/25/2035 •(m)	56,093	49,760
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~(m)	5,600	2,597
Margate Funding Ltd. 5.316% due 12/04/2044 •(m)	17,556	4,957
Marlette Funding Trust
0.000% due 07/16/2029 «(h)	16	787
0.000% due 09/17/2029 «(h)	35	1,799
0.000% due 03/15/2030 «(h)	33	1,188
0.000% due 09/16/2030 «(h)	9	334
MASTR Asset-Backed Securities Trust
5.654% due 08/25/2036 •	2,715	1,046
5.734% due 03/25/2036 •(m)	5,117	3,086
5.774% due 06/25/2036 •(m)	3,852	3,311
5.794% due 02/25/2036 •(m)	6,097	2,348
5.914% due 06/25/2036 •	2,622	964
5.974% due 12/25/2035 •(m)	15,164	12,302
6.004% due 01/25/2036 •	174	169
Mid-State Trust 6.742% due 10/15/2040	2,642	2,576
Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •	1,393	605
5.534% due 11/25/2036 •	1,184	669
5.554% due 09/25/2036 •	3,250	1,162
5.574% due 10/25/2036 •(m)	7,246	3,145
5.584% due 11/25/2036 •(m)	12,904	7,297
5.654% due 10/25/2036 •(m)	3,492	1,515
5.734% due 06/25/2036 •(m)	4,617	2,407
5.734% due 06/25/2036 •	494	419
5.734% due 09/25/2036 •(m)	6,529	2,334
5.764% due 02/25/2037 •(m)	4,478	2,156
6.469% due 01/25/2035 •(m)	6,376	5,129
7.384% due 05/25/2034 «•	332	327
Morgan Stanley Capital, Inc. Trust 5.794% due 03/25/2036 •	11	8
Morgan Stanley Home Equity Loan Trust 5.664% due 04/25/2037 •(m)	21,660	11,241
National Collegiate Commutation Trust 0.000% due 03/25/2038 •(m)	135,200	36,908
New Century Home Equity Loan Trust 8.434% due 01/25/2033 ^•	241	200
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.714% due 07/25/2036 •(m)	3,500	2,765
6.094% due 10/25/2036 ^•	4,203	939
NovaStar Mortgage Funding Trust 5.774% due 11/25/2036 •	1,062	326
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	1,053	1,048
8.490% due 10/15/2030 ^	1,159	1,048
OCP CLO Ltd. 0.000% due 07/20/2032 ~	11	4,013
Option One Mortgage Loan Trust
5.564% due 07/25/2037 •(m)	20,967	13,230
5.574% due 01/25/2037 •	270	175
5.574% due 01/25/2037 •(m)	7,879	4,558
5.654% due 01/25/2037 •	1,607	930
5.662% due 01/25/2037 ^«þ	2	2
5.684% due 03/25/2037 •	492	240
5.764% due 04/25/2037 •(m)	2,018	1,013
Orient Point CDO Ltd. 5.927% due 10/03/2045 •(m)	391,989	118,833
Ownit Mortgage Loan Trust 3.156% due 10/25/2035 þ(m)	3,603	2,044
Pagaya AI Debt Selection Trust 8.491% due 06/16/2031	6,000	6,016
Palisades CDO Ltd. 6.557% due 07/22/2039 •(m)	6,700	2,728
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.309% due 10/25/2034 •(m)	1,161	1,032
7.459% due 12/25/2034 •(m)	25,974	23,613
PRET LLC
3.721% due 07/25/2051 þ	1,200	968
3.844% due 07/25/2051 þ	2,900	2,507
3.967% due 09/25/2051 þ(m)	3,900	3,190
6.170% due 07/25/2051 þ(m)	2,100	2,021
7.870% due 06/25/2052 þ(m)	3,500	3,374
PRPM LLC 6.291% due 02/25/2027 þ(m)	1,000	954
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(m)	777	537

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

RAAC Trust 8.059% due 05/25/2046 •(m)		17,151	16,029
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	878
Residential Asset Mortgage Products Trust
4.854% due 08/25/2033 «•		362	342
5.934% due 04/25/2034 •(m)		1,411	1,369
6.014% due 04/25/2034 •(m)		578	570
6.484% due 04/25/2034 ^•(m)		1,041	946
6.754% due 04/25/2034 ^•(m)		1,738	1,587
Residential Asset Securities Corp. Trust
5.694% due 11/25/2036 •(m)		4,330	3,953
5.774% due 10/25/2036 •(m)		3,263	3,064
5.914% due 08/25/2036 •(m)		9,609	8,512
5.929% due 04/25/2036 •(m)		5,975	4,824
6.094% due 12/25/2035 •(m)		6,950	6,150
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~(m)		11,667	4,338
0.000% due 10/20/2030 ~		4,967	2,176
0.000% due 10/20/2031 ~		4,967	1,952
0.000% due 04/20/2034 ~(m)		22,000	13,047
Saxon Asset Securities Trust
1.593% due 11/25/2035 •(m)		5,547	3,459
2.018% due 03/25/2035 •(m)		5,096	2,732
Securitized Asset-Backed Receivables LLC Trust
5.714% due 07/25/2036 •(m)		12,395	9,995
5.754% due 07/25/2036 •		2,675	924
5.894% due 02/25/2037 ^•		223	95
5.934% due 05/25/2036 •(m)		15,464	8,174
6.034% due 11/25/2035 •(m)		10,439	8,403
6.094% due 08/25/2035 ^•(m)		1,599	1,248
6.109% due 01/25/2035 •		6	6
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	714
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)(m)		$36	16,330
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		31	6,736
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		8	2,448
0.000% due 09/15/2054 «(h)(m)		51,787	65,934
0.000% due 11/16/2054 «(h)		5	4,720
0.000% due 02/16/2055 «(h)		9	11,450
5.950% due 02/16/2055 (m)		11,206	10,444
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		31,475	2,920
0.000% due 07/25/2040 «(h)		157	1,651
0.000% due 09/25/2040 «(h)		14,219	1,730
Soloso CDO Ltd. 5.858% due 10/07/2037 •(m)		17,418	14,544
Soundview Home Loan Trust
5.584% due 06/25/2037 •(m)		2,237	1,480
5.614% due 02/25/2037 •(m)		6,987	1,975
5.694% due 02/25/2037 •(m)		8,108	2,301
5.714% due 06/25/2037 •(m)		5,528	3,657
6.384% due 10/25/2037 •(m)		4,211	3,058
6.534% due 09/25/2037 •(m)		1,706	1,326
South Coast Funding Ltd.
0.454% due 01/06/2041 •(m)		168,529	30,868
0.454% due 01/06/2041 •		48	9
Specialty Underwriting & Residential Finance Trust
3.822% due 02/25/2037 ^þ		2,505	966
3.874% due 06/25/2037 •		2,989	1,443
5.784% due 03/25/2037 •		289	158
Start Ltd. 4.089% due 03/15/2044		632	561
Structured Asset Securities Corp. 11.434% due 05/25/2032 ^•(m)		5,102	4,399
Taberna Preferred Funding Ltd.
5.971% due 05/05/2038 •(m)		1,846	1,754
6.011% due 08/05/2036 •		2,849	2,564
6.011% due 08/05/2036 ^•(m)		11,459	10,313
Talon Funding Ltd. 6.153% due 06/05/2035 •		676	133
Tropic CDO Ltd. 5.890% due 07/15/2036 •(m)		3,355	3,103
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 «~		355	326
Verde CDO Ltd. 5.760% due 10/05/2045 •(m)		240,688	56,933

Total Asset-Backed Securities (Cost $1,865,651)			1,347,663

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ(m)		31,687	7,867

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

1.000% due 07/09/2029 (m)		5,302	1,463
3.500% due 07/09/2041 þ(m)		17,060	4,427
3.625% due 07/09/2035 þ(m)		35,144	8,404
3.625% due 07/09/2046 þ		230	58
4.250% due 01/09/2038 þ(m)		76,360	22,469
15.500% due 10/17/2026 (m)	ARS	555,410	135
Autonomous City of Buenos Aires 115.688% (BADLARPP + 3.750%) due 02/22/2028 ~(m)		155,766	196
Ecuador Government International Bond 6.000% due 07/31/2030 þ(m)		$2,960	1,517
Ghana Government International Bond
6.375% due 02/11/2027 ^(e)(m)		4,477	1,998
7.875% due 02/11/2035 ^(e)(m)		5,412	2,430
8.750% due 03/11/2061 ^(e)(m)		1,500	644
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	21
5.400% due 08/12/2034		1	0
6.150% due 08/12/2032		5	1
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		5	1
Provincia de Buenos Aires
105.742% due 04/12/2025 (m)	ARS	2,195,848	2,521
105.742% due 04/12/2025		75,030	86
Romania Government International Bond
5.500% due 09/18/2028	EUR	400	420
6.375% due 09/18/2033		3,000	3,126
Russia Government International Bond
5.100% due 03/28/2035 ^(e)		$600	254
5.625% due 04/04/2042 ^(e)		10,200	6,963
5.875% due 09/16/2043 ^(e)		200	127
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024 (m)		1,400	1,406
Ukraine Government International Bond
4.375% due 01/27/2032 ^(e)	EUR	10,155	2,577
6.876% due 05/21/2031 ^(e)		$13,000	3,432
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		136	13
9.250% due 09/15/2027 ^(e)		734	75

Total Sovereign Issues (Cost $169,211)			72,635

		SHARES
COMMON STOCKS 4.0%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (f)		4,853,248	7,668
iHeartMedia, Inc. 'A' (f)		2,021,190	6,387
Promotora de Informaciones SA (f)		4,079,279	1,579

			15,634

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		2	0
Desarrolladora Homex SAB de CV (f)		719,113	1
Steinhoff International Holdings NV «(f)(k)		299,163,087	0
Urbi Desarrollos Urbanos SAB de CV (f)		4,776	2

			3

ENERGY 0.0%
Axis Energy Services 'A' «(k)		17,105	559
Constellation Oil 'B' «(f)(k)		252,651	28

			587

FINANCIALS 1.4%
ADLER Group SA «(f)		309,490	143
Banca Monte dei Paschi di Siena SpA (f)		6,139,000	15,674
Corestate Capital Holding SA «(f)		843,935	0
Intelsat Emergence SA «(f)(k)		1,755,207	47,057
UBS Group AG		12,342	306

			63,180

INDUSTRIALS 0.6%
Drillco Holding Lux SA «(f)		264,252	6,937
Mcdermott International Ltd. (f)		585,421	146
Syniverse Holdings, Inc. «(k)		17,396,719	15,744
Voyager Aviation Holdings LLC «(f)		16,278	0
Westmoreland Mining Holdings «(f)(k)		238,883	2,747

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Westmoreland Mining LLC «(f)(k)	240,987	1,566

		27,140

REAL ESTATE 0.0%
ADLER Group SA	685,298	352
Stearns Holding LLC 'B' «(f)	59,964	0

		352

UTILITIES 1.7%
TexGen Power LLC «(f)(k)	450,094	12,603
West Marine New «(f)(k)	43,000	450
Windstream Units «(f)	3,155,914	62,808

		75,861

Total Common Stocks (Cost $285,258)		182,757

RIGHTS 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(f)	188,703	1,762

Total Rights (Cost $0)		1,762

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	288	0
Intelsat Emergence SA - Exp. 02/17/2027 «	13,833	35

		35

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	183,350	1,700

UTILITIES 0.0%
West Marine - Exp. 09/08/2028 «	5,580	0

Total Warrants (Cost $43,537)		1,735

PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.8%
AGFC Capital Trust 7.320% (US0003M + 1.750%) due 01/15/2067 ~(m)	35,500,000	18,790
American AgCredit Corp. 5.250% due 06/15/2026 •(j)	10,000,000	8,942
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)(m)	4,300,000	3,879
Compeer Financial ACA 4.875% due 08/15/2026 •(j)(m)	1,900,000	1,719
OCP CLO Ltd. 0.000% due 04/26/2028 (h)	2,600	1,359
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)(m)	47,158,500	45,942
SVB Financial Group
4.000% due 05/15/2026 ^(e)(j)	1,600,000	60
4.250% due 11/15/2026 ^(e)(j)	1,000,000	39
4.700% due 11/15/2031 ^(e)(j)	1,593,000	60

		80,790

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	97,668	0

Total Preferred Securities (Cost $133,999)		80,790

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
CBL & Associates Properties, Inc.	17,153	360
Uniti Group, Inc.	1,591,211	7,510
VICI Properties, Inc.	711,293	20,699

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $18,967)			28,569

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.3%
REPURCHASE AGREEMENTS (l) 23.3%			1,068,263

ARGENTINA TREASURY BILLS 0.1%
63.410% due 10/18/2023 - 11/23/2023 (g)(h)(i)	ARS	2,429,077	3,310

U.S. TREASURY BILLS 1.9%
5.410% due 10/05/2023 - 12/21/2023 (c)(g)(h)(p)		$87,905	87,335

Total Short-Term Instruments (Cost $1,160,752)			1,158,908

Total Investments in Securities (Cost $9,586,917)			8,140,557

		SHARES
INVESTMENTS IN AFFILIATES 1.8%
COMMON STOCKS 1.8%
AFFILIATED INVESTMENTS 1.8%
Neiman Marcus Group Ltd. LLC «(f)(k)		602,840	$81,969
Sierra Hamilton Holder LLC «(f)(k)		30,337,712	3

			81,972

Total Common Stocks (Cost $27,066)			81,972

Total Investments in Affiliates (Cost $27,066)			81,972

Total Investments 179.3% (Cost $9,613,983)			$8,222,529
Financial Derivative Instruments (n)(o) 0.8%(Cost or Premiums, net $(10,503))			34,447
Other Assets and Liabilities, net (80.1)%			(3,670,784)

Net Assets 100.0%			$4,586,192

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Payment in-kind security.
(e)					Security is not accruing income as of the date of this report.
(f)					Security did not produce income within the last twelve months.
(g)					Coupon represents a weighted average yield to maturity.
(h)					Zero coupon security.
(i)					Principal amount of security is adjusted for inflation.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'					07/01/2021	$251	$559	0.01%
Constellation Oil 'B'					06/10/2022	28	28	0.00
Intelsat Emergence SA					06/19/2017 - 07/03/2023	114,056	47,057	1.03
Neiman Marcus Group Ltd. LLC					09/25/2020	19,376	81,969	1.79
Preylock Reitman Santa Cruz Mezz LLC 11.026 - 11.039% due 11/09/2023					04/09/2018	37,126	36,515	0.80
Project Anfora Senior 6.409% due 10/01/2026					09/30/2019	36,512	34,261	0.75
Sierra Hamilton Holder LLC					07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV					06/30/2023	0	0	0.00
Syniverse Holdings, Inc.					05/12/2022 - 05/31/2023	17,090	15,744	0.34
TexGen Power LLC					07/20/2018	14,263	12,603	0.27
West Marine New					09/12/2023	618	450	0.01
Westmoreland Mining Holdings					12/08/2014 - 03/26/2019	6,949	2,747	0.06
Westmoreland Mining LLC					06/30/2023	1,597	1,566	0.03

						$255,556	$233,502	5.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.270%	09/29/2023	10/02/2023	$6,600	U.S. Treasury Bonds 1.750% due 08/15/2041	$(6,737)	$6,600	$6,603
BRC	5.33	09/29/2023	10/02/2023	469,700	U.S. Treasury Notes 1.875% due 02/28/2027	(479,441)	469,700	469,909
BPS	5.330	10/02/2023	10/03/2023	406,600	U.S. Treasury Notes 1.375% due 12/31/2028	(415,203)	406,600	406,600
FICC	2.600	09/29/2023	10/02/2023	327	U.S. Treasury Notes 5.000% due 08/31/2025	(334)	327	327
	5.310	09/29/2023	10/02/2023	14,600	U.S. Treasury Notes 4.125% due 11/15/2032	(14,892)	14,600	14,606
RCY	5.360	09/29/2023	10/02/2023	60,000	U.S. Treasury Notes 2.625% due 04/15/2025	(14,569)	60,000	60,027
					U.S. Treasury Notes 2.875% due 05/15/2028	(46,610)
BSN	4.960	09/28/2023	10/05/2023	150,000	Canada Government Bond 4.500% due 11/01/2025	(113,221)	110,436	110,497

Total Repurchase Agreements						$(1,091,007)	$1,068,263	$1,068,569

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	0.500%	08/15/2022	TBD(3)		$(703)	$(703)
BNY	5.961	06/22/2023	10/10/2023		(7,055)	(7,175)
	6.171	04/20/2023	10/20/2023		(87,149)	(89,614)
	6.480	07/17/2023	01/17/2024		(1,945)	(1,972)
	6.533	08/03/2023	02/05/2024		(33,469)	(33,834)
	6.533	08/07/2023	02/07/2024		(36,688)	(37,061)
	6.545	08/30/2023	03/01/2024		(4,444)	(4,471)
	6.573	09/08/2023	03/08/2024		(28,138)	(28,261)
BOM	5.830	10/02/2023	11/02/2023		(3,580)	(3,580)
	5.850	09/01/2023	10/02/2023		(3,604)	(3,622)
BOS	5.810	08/11/2023	10/10/2023		(2,984)	(3,009)
	6.360	09/11/2023	01/09/2024		(18,110)	(18,177)
	6.360	09/14/2023	01/12/2024		(11,128)	(11,163)
	6.410	09/11/2023	01/09/2024		(14,889)	(14,945)
	6.460	09/14/2023	01/12/2024		(3,506)	(3,518)
	6.560	09/11/2023	01/09/2024		(4,380)	(4,396)
	6.610	09/01/2023	10/03/2023		(8,335)	(8,383)
BPS	4.110	08/07/2023	11/07/2023	EUR	(19,003)	(20,221)
	4.126	08/11/2023	02/12/2024		(2,900)	(3,085)
	4.166	08/31/2023	10/02/2023		(17,155)	(18,204)
	4.200	09/20/2023	TBD(3)		(2,390)	(2,530)
	4.227	09/14/2023	12/14/2023		(14,222)	(15,068)
	4.248	09/11/2023	12/11/2023		(11,619)	(12,314)
	4.289	10/02/2023	12/04/2023		(19,933)	(21,074)
	4.300	09/20/2023	TBD(3)		(2,607)	(2,760)
	4.380	09/20/2023	TBD(3)		(2,611)	(2,761)
	4.460	09/18/2023	12/18/2023		(9,494)	(10,055)
	5.500	07/26/2023	10/10/2023		$(3,331)	(3,365)
	5.650	01/17/2023	10/17/2023		(8,342)	(8,680)
	5.780	07/17/2023	12/15/2023		(6,256)	(6,333)
	6.010	09/19/2023	03/18/2024		(17,457)	(17,494)
	6.030	07/31/2023	01/29/2024		(1,084)	(1,096)
	6.030	08/04/2023	01/29/2024		(761)	(768)
	6.060	07/14/2023	01/10/2024		(82,159)	(83,266)
	6.075	09/04/2023	01/04/2024	GBP	(6,610)	(8,103)
	6.080	07/21/2023	01/17/2024		$(1,950)	(1,974)
	6.090	07/17/2023	01/16/2024		(23,803)	(24,113)
	6.360	08/17/2023	02/13/2024		(3,280)	(3,307)
	6.560	07/13/2023	01/10/2024		(165,186)	(167,599)
	6.560	08/17/2023	02/13/2024		(35,075)	(35,368)
	6.560	09/25/2023	03/22/2024		(2,991)	(2,995)
	6.600	07/13/2023	01/10/2024		(3,663)	(3,716)
	6.610	07/13/2023	01/10/2024		(3,111)	(3,157)
	6.660	07/13/2023	01/10/2024		(18,776)	(19,050)
	6.660	08/17/2023	02/13/2024		(1,891)	(1,907)
	6.660	09/25/2023	03/22/2024		(2,102)	(2,105)
	6.860	07/13/2023	01/10/2024		(6,981)	(7,083)
	6.860	09/25/2023	03/22/2024		(1,595)	(1,597)
BRC	4.080	09/20/2023	TBD(3)	EUR	(8,945)	(9,457)
	4.250	09/11/2023	12/11/2023		(24,980)	(26,476)
	4.250	09/20/2023	TBD(3)		(3,016)	(3,193)
	4.390	08/31/2023	10/02/2023		(4,575)	(4,856)
	4.440	10/02/2023	02/02/2024		(4,523)	(4,782)
	5.600	07/28/2023	TBD(3)		$(893)	(902)
	5.650	07/28/2023	TBD(3)		(5,650)	(5,709)
	5.700	07/28/2023	TBD(3)		(465)	(470)
	6.320	04/05/2023	10/02/2023		(5,434)	(5,606)
	6.320	08/21/2023	TBD(3)		(10,080)	(10,154)
	6.350	07/14/2023	10/13/2023		(21,289)	(21,589)
	6.480	07/20/2023	10/18/2023		(25,261)	(25,597)
	6.510	08/18/2023	12/15/2023		(14,349)	(14,466)
	6.530	07/20/2023	10/18/2023		(4,891)	(4,956)
	6.530	08/17/2023	02/19/2024	GBP	(8,613)	(10,598)
	6.580	09/15/2023	12/14/2023		(10,212)	(12,498)
	6.640	08/30/2023	02/26/2024		$(15,151)	(15,243)
	6.650	08/28/2023	11/27/2023		(14,672)	(14,767)
	6.660	08/25/2023	12/22/2023		(6,636)	(6,683)
	6.660	09/08/2023	01/05/2024		(14,556)	(14,620)
	6.670	09/15/2023	03/13/2024		(9,637)	(9,667)
	6.700	09/21/2023	01/18/2024		(10,264)	(10,285)
	6.720	08/10/2023	02/06/2024		(1,266)	(1,278)
	6.720	09/15/2023	03/13/2024		(3,544)	(3,555)
	6.730	08/03/2023	01/31/2024		(8,072)	(8,162)
	6.760	07/24/2023	01/24/2024		(9,718)	(9,846)
	6.770	09/15/2023	03/13/2024		(14,231)	(14,276)
	6.790	08/24/2023	02/23/2024		(6,780)	(6,830)
	6.790	08/30/2023	02/26/2024		(9,604)	(9,664)
	6.820	10/02/2023	04/01/2024		(5,161)	(5,161)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

	6.821	08/14/2023	02/09/2024		(4,656)	(4,699)
	6.833	08/07/2023	01/30/2024		(1,817)	(1,836)
	6.840	08/30/2023	02/26/2024		(292)	(294)
BYR	5.940	09/19/2023	11/20/2023		(30,816)	(30,882)
	5.940	09/20/2023	11/20/2023		(15,334)	(15,364)
	6.010	01/19/2023	10/19/2023		(20,283)	(21,095)
	6.010	01/20/2023	10/19/2023		(4,413)	(4,589)
	6.030	04/26/2023	10/23/2023		(911)	(935)
CDC	5.630	04/04/2023	10/02/2023		(635)	(653)
	5.880	07/28/2023	01/24/2024		(1,695)	(1,713)
	5.900	07/05/2023	10/03/2023		(5,087)	(5,161)
	5.990	10/02/2023	01/02/2024		(639)	(639)
	5.990	10/03/2023	01/02/2024		(4,843)	(4,843)
	6.010	09/07/2023	01/08/2024		(12,459)	(12,511)
	6.010	09/11/2023	01/10/2024		(14,951)	(15,003)
	6.010	09/29/2023	01/29/2024		(18,032)	(18,041)
	6.060	09/05/2023	01/03/2024		(5,418)	(5,443)
	6.110	08/03/2023	10/16/2023		(3,185)	(3,218)
	6.130	07/28/2023	01/24/2024		(7,952)	(8,042)
	6.160	09/05/2023	01/03/2024		(9,598)	(9,643)
	6.260	09/05/2023	01/03/2024		(18,692)	(18,780)
	6.640	08/15/2023	02/09/2024		(7,610)	(7,678)
	6.650	08/16/2023	02/09/2024		(3,843)	(3,877)
CDI	4.380	08/22/2023	TBD(3)	EUR	(5,225)	(5,551)
CEW	6.030	07/28/2023	TBD(3)		$(686)	(693)
	6.050	07/28/2023	TBD(3)		(1,301)	(1,316)
	6.080	07/28/2023	TBD(3)		(395)	(400)
	6.150	07/28/2023	TBD(3)		(6,276)	(6,347)
CIB	6.020	08/16/2023	02/16/2024		(491)	(495)
DBL	4.160	05/10/2023	TBD(3)	EUR	(827)	(887)
	4.170	05/10/2023	TBD(3)		(405)	(435)
	4.510	09/07/2023	TBD(3)		(12,578)	(13,339)
	6.055	09/25/2023	11/24/2023		$(11,154)	(11,167)
	6.155	09/25/2023	11/24/2023		(6,257)	(6,265)
	6.205	09/25/2023	11/24/2023		(3,799)	(3,804)
	6.455	09/25/2023	11/24/2023		(1,501)	(1,503)
	6.698	09/29/2023	11/24/2023		(26,871)	(26,886)
	6.725	09/15/2023	11/17/2023		(4,529)	(4,544)
	6.780	09/25/2023	11/24/2023		(1,813)	(1,815)
	6.880	09/25/2023	11/24/2023		(11,234)	(11,249)
	6.925	09/15/2023	11/17/2023		(90,657)	(90,953)
	6.948	09/29/2023	11/24/2023		(3,778)	(3,781)
	6.973	09/29/2023	11/24/2023		(1,495)	(1,496)
	6.975	09/15/2023	11/17/2023		(15,618)	(15,669)
	6.980	09/25/2023	11/24/2023		(14,314)	(14,334)
	7.075	09/15/2023	11/17/2023		(39,703)	(39,835)
	7.080	09/25/2023	11/24/2023		(8,596)	(8,608)
	7.125	09/15/2023	11/17/2023		(27,893)	(27,987)
	7.173	09/29/2023	11/24/2023		(469)	(469)
	7.180	09/25/2023	11/24/2023		(3,153)	(3,157)
GLM	6.560	07/21/2023	04/16/2024		(7,207)	(7,302)
	6.573	07/03/2023	04/01/2024		(48,413)	(49,217)
	6.610	07/21/2023	04/16/2024		(5,026)	(5,092)
	6.623	07/03/2023	04/01/2024		(5,072)	(5,157)
	6.673	07/03/2023	04/01/2024		(3,809)	(3,873)
	6.680	08/04/2023	04/25/2024		(40,193)	(40,633)
	6.680	08/07/2023	04/25/2024		(16,143)	(16,311)
	6.710	07/28/2023	04/25/2024		(12,047)	(12,195)
	6.710	09/15/2023	06/11/2024		(3,062)	(3,071)
	6.720	07/25/2023	04/25/2024		(8,077)	(8,181)
	6.720	08/14/2023	05/07/2024		(509)	(514)
	6.730	08/04/2023	04/25/2024		(2,799)	(2,830)
	6.730	09/20/2023	06/11/2024		(14,074)	(14,105)
	6.730	09/26/2023	06/11/2024		(54,604)	(54,665)
	6.770	08/14/2023	05/07/2024		(243)	(245)
	6.780	08/07/2023	04/25/2024		(2,485)	(2,511)
	6.780	09/20/2023	06/11/2024		(2,309)	(2,314)
	6.780	09/26/2023	06/11/2024		(888)	(889)
	6.810	07/21/2023	04/16/2024		(4,581)	(4,642)
	6.880	08/07/2023	04/25/2024		(2,552)	(2,580)
IND	4.200	09/18/2023	12/18/2023	EUR	(858)	(908)
	4.240	09/18/2023	12/18/2023		(1,644)	(1,741)
	5.850	07/31/2023	12/29/2023		$(788)	(796)
	5.880	08/03/2023	02/05/2024		(3,119)	(3,150)
	6.000	08/01/2023	01/02/2024		(7,417)	(7,493)
	6.000	09/14/2023	12/14/2023	GBP	(831)	(1,017)
	6.030	09/01/2023	12/01/2023		$(44,876)	(45,109)
JML	3.700	09/22/2023	TBD(3)		(927)	(928)
	5.700	09/22/2023	11/03/2023		(6,518)	(6,528)
	5.750	09/22/2023	11/03/2023		(35,000)	(35,056)
	6.193	10/02/2023	01/10/2024	GBP	(3,695)	(4,509)
	6.293	10/02/2023	01/10/2024		(7,573)	(9,240)
	6.378	08/31/2023	11/30/2023		(4,148)	(5,089)
	6.478	08/31/2023	11/30/2023		(7,780)	(9,547)
JPS	6.080	06/05/2023	12/04/2023		$(23,257)	(23,724)
	6.130	06/05/2023	12/04/2023		(14,040)	(14,324)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

	6.170	06/15/2023	12/04/2023		(4,068)	(4,144)
	6.230	06/30/2023	12/26/2023		(1,341)	(1,363)
	6.260	05/02/2023	10/30/2023		(23,710)	(24,341)
	6.260	07/03/2023	01/02/2024		(2,878)	(2,923)
	6.280	06/28/2023	12/26/2023		(1,620)	(1,647)
	6.280	06/30/2023	12/26/2023		(3,067)	(3,117)
	6.287	06/20/2023	10/12/2023		(13,108)	(13,346)
	6.310	07/03/2023	01/02/2024		(6,264)	(6,364)
	6.430	07/03/2023	01/02/2024		(1,169)	(1,188)
	6.446	07/18/2023	01/16/2024		(9,488)	(9,617)
	6.460	07/03/2023	01/02/2024		(5,193)	(5,278)
	6.480	07/03/2023	01/02/2024		(14,296)	(14,530)
	6.496	07/18/2023	01/16/2024		(5,179)	(5,250)
	6.520	06/15/2023	12/04/2023		(7,124)	(7,265)
	6.550	06/21/2023	12/04/2023		(17,910)	(18,245)
	6.570	06/15/2023	12/04/2023		(2,939)	(2,997)
	6.580	06/28/2023	12/26/2023		(1,119)	(1,138)
	6.596	07/18/2023	01/16/2024		(2,151)	(2,181)
	6.600	07/12/2023	01/08/2024		(3,529)	(3,582)
	6.630	06/28/2023	12/26/2023		(5,029)	(5,117)
	6.646	07/18/2023	01/16/2024		(4,677)	(4,743)
	6.650	07/12/2023	01/08/2024		(1,590)	(1,614)
	6.660	07/03/2023	01/02/2024		(1,110)	(1,129)
	6.696	07/18/2023	01/16/2024		(1,052)	(1,067)
	6.710	07/03/2023	01/02/2024		(2,307)	(2,346)
	6.746	07/18/2023	01/16/2024		(2,406)	(2,441)
MBC	6.100	09/14/2023	12/14/2023	GBP	(10,406)	(12,734)
	6.150	09/14/2023	12/14/2023		(6,488)	(7,940)
MEI	5.820	09/25/2023	12/21/2023		(1,442)	(1,761)
	5.940	09/18/2023	11/17/2023		$(12,923)	(12,953)
	6.217	07/19/2023	10/20/2023	GBP	(3,004)	(3,713)
MSB	5.873	09/26/2023	01/26/2024	GBP	(1,483)	(1,811)
	5.885	09/26/2023	03/26/2024		(17,392)	(21,240)
	5.975	09/26/2023	03/26/2024		(9,724)	(11,876)
	6.300	07/28/2023	10/03/2023		$(30,583)	(30,936)
	6.350	07/28/2023	10/03/2023		(16,252)	(16,442)
	6.400	07/28/2023	10/03/2023		(32,970)	(33,356)
	6.410	08/30/2023	02/26/2024		(4,882)	(4,911)
	6.560	08/15/2023	02/12/2024		(2,820)	(2,845)
	6.560	09/15/2023	03/13/2024		(5,732)	(5,750)
	6.610	08/09/2023	02/09/2024		(14,987)	(15,136)
	6.610	08/15/2023	02/12/2024		(24,950)	(25,170)
MSC	6.560	07/21/2023	10/03/2023		(21,505)	(21,791)
MYI	0.250	08/02/2023	TBD(3)	EUR	(420)	(445)
	4.238	09/05/2023	12/05/2023		(11,246)	(11,928)
MZF	6.340	05/24/2023	11/22/2023		$(1,670)	(1,709)
	6.660	09/13/2023	03/13/2024		(14,303)	(14,354)
	6.670	09/20/2023	03/20/2024		(36,511)	(36,592)
RBC	6.380	09/15/2023	01/16/2024		(3,097)	(3,107)
	6.440	08/14/2023	10/16/2023		(2,492)	(2,515)
	6.590	08/14/2023	10/16/2023		(10,103)	(10,194)
	6.660	09/25/2023	03/25/2024		(1,253)	(1,254)
	6.710	09/25/2023	03/25/2024		(3,938)	(3,944)
	6.760	08/08/2023	02/08/2024		(2,363)	(2,387)
	7.110	09/18/2023	01/16/2024		(67,240)	(67,426)
RCE	4.000	05/10/2023	TBD(3)	EUR	(5,307)	(5,695)
	4.050	05/10/2023	TBD(3)		(20,169)	(21,641)
	4.200	05/10/2023	TBD(3)		(21,040)	(22,576)
	4.920	08/31/2023	12/29/2023		(2,788)	(2,961)
RCY	5.450	04/06/2023	10/06/2023		$(7,312)	(7,510)
	5.900	09/18/2023	10/18/2023		(1,532)	(1,536)
	6.020	08/17/2023	02/16/2024		(9,170)	(9,241)
	6.020	08/21/2023	02/16/2024		(3,936)	(3,964)
RTA	6.040	09/05/2023	01/05/2024		(26,795)	(26,916)
	6.310	07/03/2023	10/02/2023		(5,761)	(5,853)
	6.460	10/02/2023	02/02/2024		(7,851)	(7,851)
	6.470	09/01/2023	12/29/2023		(7,838)	(7,882)
	6.490	08/03/2023	02/02/2024		(30,486)	(30,815)
	6.510	09/25/2023	03/25/2024		(17,546)	(17,568)
	6.510	10/02/2023	02/02/2024		(9,692)	(9,692)
	6.520	09/01/2023	12/29/2023		(9,926)	(9,982)
	6.520	09/08/2023	01/08/2024		(12,270)	(12,323)
	6.540	08/03/2023	02/02/2024		(8,856)	(8,952)
	6.550	08/11/2023	02/09/2024		(7,141)	(7,208)
	6.550	10/02/2023	02/02/2024		(6,512)	(6,512)
	6.560	08/03/2023	02/02/2024		(25,200)	(25,473)
	6.560	08/18/2023	02/16/2024		(5,214)	(5,256)
	6.560	09/01/2023	12/29/2023		(6,645)	(6,683)
	6.560	10/02/2023	01/02/2024		(5,746)	(5,746)
	6.590	08/03/2023	02/02/2024		(16,573)	(16,752)
	6.650	09/08/2023	01/08/2024		(5,302)	(5,325)
	6.730	09/08/2023	01/08/2024		(899)	(903)
	6.740	08/11/2023	02/09/2024		(2,490)	(2,513)
	6.760	09/08/2023	01/08/2024		(782)	(785)
SBI	5.780	08/18/2023	02/20/2024		(2,979)	(3,001)
	6.620	07/19/2023	01/17/2024		(26,848)	(27,218)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

6.670	07/19/2023	01/17/2024	(23,297)	(23,621)
6.720	07/19/2023	01/17/2024	(12,828)	(13,007)
SOG	0.000	07/03/2023	12/29/2023	(33,580)	(34,134)
4.236	08/14/2023	11/14/2023	EUR	(2,354)	(2,503)
4.480	09/25/2023	11/22/2023	(1,898)	(2,009)
5.620	04/12/2023	10/12/2023	$(16,829)	(17,283)
5.840	07/14/2023	10/16/2023	(11,038)	(11,182)
5.950	08/02/2023	12/04/2023	(6,154)	(6,216)
5.950	08/03/2023	12/04/2023	(23,216)	(23,446)
6.020	05/15/2023	11/15/2023	(7,036)	(7,197)
6.030	07/24/2023	01/24/2024	(836)	(846)
6.030	07/27/2023	01/29/2024	(1,375)	(1,391)
6.030	07/28/2023	01/29/2024	(8,684)	(8,780)
6.070	08/17/2023	02/20/2024	(2,172)	(2,188)
6.070	08/22/2023	02/22/2024	(11,558)	(11,638)
6.070	09/26/2023	02/22/2024	(6,011)	(6,017)
6.090	07/31/2023	01/31/2024	(1,662)	(1,680)
6.510	09/22/2023	02/22/2024	(4,312)	(4,319)
6.560	10/02/2023	03/28/2024	(33,345)	(33,345)
6.590	07/07/2023	01/05/2024	(3,958)	(4,020)
6.610	08/03/2023	02/02/2024	(41,933)	(42,395)
6.610	08/10/2023	02/09/2024	(10,836)	(10,942)
6.660	08/10/2023	02/09/2024	(16,646)	(16,809)
TDM	5.720	09/22/2023	11/24/2023	(141)	(141)
5.720	10/02/2023	12/01/2023	(6,288)	(6,288)
UBS	4.100	06/08/2023	TBD(3)	EUR	(11,198)	(11,986)
4.199	09/11/2023	12/11/2023	(7,083)	(7,507)
4.230	07/05/2023	TBD(3)	(7,274)	(7,767)
4.428	09/18/2023	12/18/2023	(17,751)	(18,800)
4.505	09/22/2023	12/22/2023	(320)	(339)
4.578	09/18/2023	12/18/2023	(4,784)	(5,067)
4.580	06/21/2023	TBD(3)	(23,445)	(25,099)
5.680	09/08/2023	TBD(3)	$(11,591)	(11,635)
5.750	04/19/2023	10/19/2023	(1,245)	(1,278)
5.920	08/03/2023	10/03/2023	(10,830)	(10,937)
5.970	08/03/2023	10/03/2023	(2,305)	(2,328)
6.063	09/14/2023	12/14/2023	GBP	(2,147)	(2,627)
6.100	07/10/2023	01/05/2024	$(16,649)	(16,886)
6.100	08/09/2023	01/05/2024	(7,021)	(7,085)
6.150	07/28/2023	01/26/2024	(487)	(493)
6.230	04/06/2023	10/06/2023	(25,371)	(26,157)
6.250	07/03/2023	01/05/2024	(24,304)	(24,688)
6.250	08/31/2023	02/27/2024	(2,656)	(2,671)
6.260	01/17/2023	10/17/2023	(15,264)	(15,949)
6.540	08/16/2023	10/17/2023	(3,986)	(4,020)
6.570	08/04/2023	02/06/2024	(3,286)	(3,321)
6.610	06/06/2023	03/06/2024	(13,838)	(14,137)
6.670	06/30/2023	01/04/2024	(6,530)	(6,644)
6.670	07/03/2023	01/05/2024	(9,685)	(9,848)
6.670	08/01/2023	05/01/2024	(15,552)	(15,731)
6.700	07/28/2023	04/26/2024	(39,699)	(40,187)
6.750	07/27/2023	04/26/2024	(14,090)	(14,267)
6.770	08/04/2023	02/06/2024	(1,103)	(1,115)
6.900	09/26/2023	03/25/2024	(4,852)	(4,858)
WFS	0.000	09/20/2023	11/29/2023	(21,638)	(21,682)
6.030	08/30/2023	10/03/2023	(24,090)	(24,223)

Total Reverse Repurchase Agreements	$(3,490,043)

(m)	Securities with an aggregate market value of $4,261,766 and cash of $70,566 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(3,368,759) at a weighted average interest rate of 6.081%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	179	$(42,310)	$1,239	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2025	93	(22,182)	546	0	(6)
3-Month SOFR Active Contract December Futures	03/2026	102	(24,490)	459	0	(15)
3-Month SOFR Active Contract June Futures	09/2024	117	(27,734)	813	0	(3)
3-Month SOFR Active Contract June Futures	09/2025	94	(22,532)	458	0	(11)
3-Month SOFR Active Contract March Futures	06/2024	155	(36,666)	1,097	0	(2)
3-Month SOFR Active Contract March Futures	06/2025	85	(20,335)	450	0	(7)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

3-Month SOFR Active Contract March Futures	06/2026	95	(22,812)	418	0	(14)
3-Month SOFR Active Contract September Futures	12/2024	108	(25,675)	701	0	(5)
3-Month SOFR Active Contract September Futures	12/2025	76	(18,238)	350	0	(11)

Total Futures Contracts	$6,531	$0	$(76)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	3.735%	EUR	600	$38	$(17)	$21	$0	$(5)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	4.353	12,613	637	(369)	268	0	(27)

$675	$(386)	$289	$0	$(32)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$7,260	$7,595	$85	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	28,300	(2,278)	21,906	19,628	287	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Maturity	12/19/2023	$30,600	(37)	(193)	(230)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Maturity	12/21/2023	152,800	298	(1,835)	(1,537)	0	(49)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	189,000	(13)	5,182	5,169	0	(19)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	94,800	10	2,605	2,615	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,100	7	682	689	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	184,100	(2,392)	(18,745)	(21,137)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	11,200	21	(1,568)	(1,547)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.660	Semi-Annual	12/21/2026	483,000	62	(60,904)	(60,842)	173	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	303,000	2,991	(31,307)	(28,316)	141	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	13,450	(2)	1,526	1,524	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	53,800	(133)	(5,547)	(5,680)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	209,400	(6,804)	(16,684)	(23,488)	147	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	12/05/2027	864,600	(534)	(21,084)	(21,618)	1,101	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	91,250	554	(8,337)	(7,783)	92	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	660	(31)	(86)	(117)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	8,200	(269)	(576)	(845)	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	170,600	1,578	(5,779)	(4,201)	250	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	249,900	(25,675)	(11,529)	(37,204)	292	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	98,500	(2,199)	23,702	21,503	0	(147)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	16,600	(225)	3,367	3,142	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	88,000	10,651	6,519	17,170	0	(139)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038	108,200	418	5,594	6,012	0	(317)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043	1,300	(4)	305	301	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045	3,800	(44)	961	917	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048	3,100	256	644	900	0	(10)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		20,500	(367)	7,263	6,896	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	9,777	26,565	0	(220)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	7,632	18,663	0	(151)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	786	8,368	9,154	0	(406)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	7,800	0	(36)	(36)	2	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		5,200	0	(24)	(24)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		6,400	0	(24)	(24)	2	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		17,400	0	(14)	(14)	4	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		28,900	0	(13)	(13)	7	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		14,600	0	(3)	(3)	4	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		14,300	0	(2)	(2)	4	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		29,100	0	(3)	(3)	7	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		9,400	0	(19)	(19)	7	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		4,700	0	(9)	(9)	4	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		4,700	0	(9)	(9)	4	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		2,400	0	2	2	2	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		10,500	0	11	11	8	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		599,100	0	(1,206)	(1,206)	0	(454)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		25,100	0	50	50	19	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		437,000	0	1,266	1,266	332	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	4,016	4,389	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	255	254	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	1,211	1,350	0	(5)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	269	253	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	14,768	17,760	0	(90)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	8,745	10,735	0	(442)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		13,500	131	641	772	0	(43)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	63,800	0	56	56	1	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		32,100	0	28	28	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		11,300	0	10	10	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		7,600	0	20	20	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		4,700	0	9	9	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		2,300	9	6	15	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		9,500	39	24	63	0	(2)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		2,400	0	6	6	0	(1)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		5,600	0	14	14	0	(1)

							$10,435	$(40,836)	$(30,401)	$3,045	$(2,636)

Total Swap Agreements							$11,110	$(41,222)	$(30,112)	$3,045	$(2,668)

Cash of $72,544 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		03/2024		CNH	6,800		$943		$3		$0
BOA		10/2023		GBP	41,398		51,335		825		0
		10/2023			$647,944		EUR	613,563	764		(18)
		11/2023		EUR	610,977		$645,990		0		(762)
		11/2023			$873		PEN	3,244	0		(18)
		12/2023			5		INR	456	0		0
		02/2024			4		CNY	31	0		0
		03/2024		CNH	9,570		$1,321		1		(4)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

BPS	10/2023	CAD	150,143	111,048	504	0
10/2023	EUR	633,926	690,731	20,513	0
10/2023	$6,489	EUR	6,128	12	(22)
10/2023	24,303	GBP	19,489	0	(524)
11/2023	CAD	18,087	$13,500	175	0
11/2023	$2,696	EUR	2,541	0	(7)
02/2024	6	CNY	42	0	0
03/2024	CNH	6,623	$920	4	0
03/2024	$1,745	IDR	26,896,026	0	(6)
BRC	10/2023	68,575	GBP	55,954	0	(306)
01/2024	1,477	PLN	6,459	0	(5)
CBK	10/2023	GBP	5,425	$6,879	260	0
10/2023	$13,176	EUR	12,187	0	(291)
11/2023	CAD	1,230	$916	10	0
11/2023	CHF	103	119	6	0
11/2023	$1,503	GBP	1,226	0	(7)
12/2023	MXN	804	$46	1	0
DUB	10/2023	CZK	12,149	529	3	0
03/2024	CNH	4,555	632	2	0
FAR	10/2023	BRL	2,223	444	2	0
10/2023	$457	BRL	2,223	0	(15)
11/2023	BRL	2,232	$457	15	0
GLM	10/2023	MXN	3,387	194	0	0
10/2023	$23,210	MXN	407,363	118	(3)
12/2023	MXN	621,082	$35,801	591	0
03/2024	CNH	2,962	410	1	0
03/2024	$2,372	IDR	36,428,191	0	(17)
JPM	10/2023	12,947	MXN	227,320	69	0
12/2023	11	INR	926	0	0
03/2024	36	IDR	552,176	0	0
MBC	10/2023	EUR	7,323	$7,844	102	0
10/2023	GBP	179,285	225,296	6,550	0
10/2023	$14,133	EUR	13,243	0	(132)
01/2024	HUF	189,485	$517	10	0
03/2024	$44	IDR	672,545	0	0
MYI	10/2023	GBP	9,560	$11,725	61	0
10/2023	$22,484	GBP	18,391	0	(45)
02/2024	5	CNY	32	0	0
03/2024	CNH	6,489	$900	2	0
03/2024	IDR	201,887,781	13,117	60	0
03/2024	$7,792	IDR	119,850,236	0	(41)
RBC	11/2023	CAD	134	$100	1	0
SCX	10/2023	GBP	20,253	25,262	551	0
11/2023	AUD	444	292	6	0
11/2023	$3,074	EUR	2,895	0	(10)
12/2023	7	INR	544	0	0
03/2024	CNH	6,370	$880	0	(1)
03/2024	$1,536	IDR	23,537,394	0	(14)
SSB	10/2023	BRL	2,219	$456	15	0
10/2023	$1,627	GBP	1,304	0	(36)
TOR	10/2023	195,320	160,783	852	0
11/2023	CAD	533	$397	4	0
11/2023	GBP	160,783	195,353	0	(855)
12/2023	$7	INR	593	0	0
03/2024	CNH	3,081	$427	1	0
UAG	10/2023	EUR	977	1,028	0	(5)
11/2023	$1,029	EUR	977	5	0

Total Forward Foreign Currency Contracts	$32,099	$(3,144)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Eskom «	4.650%	Quarterly	06/30/2029	0.033%	$22,100	$0	$992	$992	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index «	0.170%	Monthly	05/25/2046	$22,558	$(20,078)	$15,607	$0	$(4,471)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	4,706	(936)	576	0	(360)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	1,418	(624)	505	0	(119)

$(21,638)	$16,688	$0	$(4,950)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	59,900	$25	$(1,278)	$0	$(1,253)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Quarterly	09/01/2027	$225	0	60	60	0
BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Quarterly	09/01/2027	240	0	191	191	0
BPS	Pay	Gateway Casinos & Entertainment Limited	1-Month USD-LIBOR	Maturity	10/15/2027	300	0	1,287	1,287	0
BPS	Pay	PUG LLC	1-Month USD-LIBOR	Quarterly	02/12/2027	2,368	0	1,278	1,278	0
BPS	Pay	Team Health Holdings, Inc.	1-Month USD-LIBOR	Quarterly	02/06/2024	2,480	0	1,941	1,941	0
BPS	Pay	Veritas US Inc.	1-Month USD-LIBOR	Quarterly	09/01/2025	5,611	0	1,762	1,762	0
BPS	Pay	Wm Morrison	1-Month USD-LIBOR	Maturity	11/04/2027	4,200	0	3,883	3,883	0

$0	$10,402	$10,402	$0

Total Swap Agreements	$(21,613)	$26,804	$11,394	$(6,203)

(p)

Securities with an aggregate market value of $5,974 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,145,581	$477,784	$1,623,365
Corporate Bonds & Notes
Banking & Finance	0	353,391	67,005	420,396
Industrials	3,890	732,542	1,903	738,335
Utilities	0	60,742	0	60,742
Convertible Bonds & Notes
Banking & Finance	0	8,476	0	8,476
Industrials	0	22,461	0	22,461
Municipal Bonds & Notes
Michigan	0	2,324	0	2,324
Puerto Rico	0	70,183	0	70,183
West Virginia	0	28,056	0	28,056
U.S. Government Agencies	0	84,175	0	84,175
Non-Agency Mortgage-Backed Securities	0	2,183,240	23,985	2,207,225
Asset-Backed Securities	0	1,180,921	166,742	1,347,663
Sovereign Issues	0	72,635	0	72,635
Common Stocks
Communication Services	15,634	0	0	15,634
Consumer Discretionary	3	0	0	3
Energy	0	0	587	587
Financials	15,980	0	47,200	63,180
Industrials	0	146	26,994	27,140
Real Estate	352	0	0	352
Utilities	0	0	75,861	75,861
Rights
Industrials	0	0	1,762	1,762
Warrants
Financials	0	0	35	35

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Industrials	0	0	1,700	1,700
Preferred Securities
Banking & Finance	0	80,790	0	80,790
Real Estate Investment Trusts
Real Estate	28,569	0	0	28,569
Corporate Bonds & Notes	0	0	0	0
Non-Agency Mortgage-Backed Securities	0	0	0	0
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	1,068,263	0	1,068,263
Argentina Treasury Bills	0	3,310	0	3,310
U.S. Treasury Bills	0	87,335	0	87,335

$64,428	$7,184,571	$891,558	$8,140,557

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$81,972	$81,972

Total Investments	$64,428	$7,184,571	$973,530	$8,222,529

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,045	0	3,045
Over the counter	0	42,501	992	43,493

$0	$45,546	$992	$46,538
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,744)	0	(2,744)
Over the counter	0	(3,144)	(6,203)	(9,347)

$0	$(5,888)	$(6,203)	$(12,091)

Total Financial Derivative Instruments	$0	$39,658	$(5,211)	$34,447

Totals	$64,428	$7,224,229	$968,319	$8,256,976

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$668,961	$26,924	$(52,987)	$3,763	$(9)	$(27,416)	$31,888	$(173,340)	$477,784	$1,465
Corporate Bonds & Notes
Banking & Finance	0	432	0	0	0	(9)	66,582	0	67,005	(9)
Industrials	1,919	0	0	0	0	(16)	0	0	1,903	(16)
Utilities(3)	2,435	0	0	8	0	117	0	(2,560)	0	0
Non-Agency Mortgage-Backed Securities	14,819	13,869	(2,442)	262	112	(896)	81	(1,820)	23,985	(704)
Asset-Backed Securities	180,530	0	(2,352)	64	(972)	(10,433)	0	(95)	166,742	(10,253)
Common Stocks
Energy	541	0	0	0	0	46	0	0	587	46
Financials	40,447	0	0	0	0	6,753	0	0	47,200	6,752
Industrials	25,666	0	0	0	0	1,328	0	0	26,994	3,236
Utilities	12,603	25,727	0	0	0	37,531	0	0	75,861	37,532
Rights
Industrials	895	0	0	0	0	867	0	0	1,762	868
Warrants
Financials	22	0	0	0	0	13	0	0	35	14
Industrials(3)	1,326	0	0	0	0	374	0	0	1,700	373
Information Technology	48,317	0	(25,109)	0	0	(23,208)	0	0	0	0
Preferred Securities
Industrials	23,548	0	0	0	0	(23,548)	0	0	0	(23,548)
Short-Term Instruments
Short-Term Notes	441	0	(432)	0	13	(22)	0	0	0	0

$1,022,470	$66,952	$(83,322)	$4,097	$(856)	$(38,519)	$98,551	$(177,815)	$891,558	$15,756

Investments in Affiliates
Common Stocks

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2023 (Unaudited)

Affiliated Investments	$91,594	$0	$0	$0	$0	$(9,622)	$0	$0	$81,972	$(9,622)

Financial Derivative Instruments - Assets
Over the counter	$952	$268	$0	$0	$0	$(228)	$0	$0	$992	$40

Financial Derivative Instruments - Liabilities
Over the counter	$(6,859)	$377	$(238)	$0	$(40)	$557	$0	$0	$(6,203)	$611

Totals	$1,108,157	$67,597	$(83,560)	$4,097	$(896)	$(47,812)	$98,551	$(177,815)	$968,319	$6,785

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$13,879	Expected Recovery	Recovery Rate	100.000	—
96,174	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
283,602	Discounted Cash Flow	Discount Rate	5.310-26.560	13.015
820	Indicative Market Quotation	Broker Quote	97.500	—
23,088	Recent Transaction	Purchase Price	98.250	—
60,221	Third Party Vendor	Broker Quote	72.500-103.750	98.642
Corporate Bonds & Notes
Banking & Finance	66,583	Expected Recovery	Recovery Rate	54.375	—
422	Recent Transaction	Purchase Price	100.000	—
Industrials	1,903	Discounted Cash Flow	Discount Rate	6.468	—
Non-Agency Mortgage-Backed Securities	13,540	Proxy Pricing	Base Price	56.942-88.727	73.285
2,735	Discounted Cash Flow	Discount Rate	7.300	—
7,710	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	164,622	Discounted Cash Flow	Discount Rate	10.000-26.000	15.900
2,119	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Common Stocks
Energy	587	Comparable Companies	EBITDA Multiple	X	3.740-5.394	3.817
Financials	47,057	Indicative Market Quotation/ Comparable Companies	Broker Quote/EBITDA Multiple	$/X	22.500/4.000	—
143	Option Pricing Model	Volatility	59.400	—
Industrials	15,744	Discounted Cash Flow	Discount Rate	15.620	—
11,250	Indicative Market Quotation	Broker Quote	$6.500-26.250	19.898
Utilities	62,809	Comparable Companies	EBITDA Multiple	X	5.000	—
449	Comparable Companies	Revenue Multiple	X/X	0.550/0.550
12,603	Indicative Market Quotation	Broker Quote	$28.000	—
Rights
Industrials	1,762	Discounted Cash Flow	Discount Rate	2.750	—
Warrants
Financials	35	Option Pricing	Volatility	40.000	—
Industrials	1,700	Discounted Cash Flow	Discount Rate	2.750	—
Investments in Affiliates
Common Stock
Affiliated Investments	81,968	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ EBITDA Multiple/ Discount Rate	X/X /%	0.530/5.780/10.5000	—
4	Expected Recovery	Price	$0.000(4)
Financial Derivative Instruments - Assets
Over the counter	992	Indicative Market Quotation	Broker Quote	3.271	—
Financial Derivative Instruments - Liabilities
Over the counter	(6,203)	Indicative Market Quotation	Broker Quote	(15.271)-92.500	81.187

Total	$968,319

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Banking & Finance to Utilities & Financials to Industrials since prior fiscal year end.
(4)	Input Value is 0.0001.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PCILS I LLC	03/07/2013	0.7%
PDILS I LLC	03/12/2013	2.2%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could

Notes to Financial Statements (Cont.)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

Notes to Financial Statements (Cont.)

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2023 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2023	Dividend Income	Shares Held at 09/30/2023
Neiman Marcus Group Ltd. LLC	$91,591	$0	$0	$0	$(9,622)	$81,969	$0	602,840
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA LLC
BNY	Bank of New York Mellon	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RCE	Royal Bank of Canada Europe Limited
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce World Markets	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee
AUD	Australian Dollar	CZK	Czech Koruna	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	HUF	Hungarian Forint	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	IDR	Indonesian Rupiah

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR012M	12 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR006M	6 Month EUR Swap Rate	PENAAA	Penultimate AAA Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amortization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"